PAGE 1
                                         Registration No. 33-10992/811-4998

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D. C. 20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /

               Post-Effective Amendment No. 9                        / X /

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
          1940                                                       / X /

               Amendment No. 13

                         Fiscal Year Ended December 31, 1995
                        ______________________________________

                          T. ROWE PRICE SPECTRUM FUND, INC.
                 ____________________________________________________
                  (Exact Name of Registrant as Specified in Charter)

               100 East Pratt Street, Baltimore, Maryland     21202
               __________________________________________   __________
                (Address of Principal Executive Offices)    (Zip Code)

          Registrant's Telephone Number, Including Area Code   410-547-2000
                                                               ____________

                                   Henry H. Hopkins
                                100 East Pratt Street
                              Baltimore, Maryland 21202
                      _________________________________________
                       (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering      May 1, 1996
                                                            ____________

               It is proposed that this filing will become effective (check appropriate box):

               / /  immediately upon filing pursuant to paragraph (b)

               / /  on (date) pursuant to paragraph (b)

               /X/  60 days after filing pursuant to paragraph (a)(i)

               / /  on (date) pursuant to paragraph (a)(i)
















               PAGE 2
               / /  75 days after filing pursuant to paragraph (a)(ii)

               / /  on (date) pursuant to paragraph (a)(ii) of Rule 485

               If appropriate, check the following box:

               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933*
          ______________________________________________
          Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and intends to file a 24f-2 Notice by February 28, 1997.

          *Not applicable, as no securities are being registered by this Post-Effective Amendment No. 9 to the Registration Statement.














































          PAGE 3
               The Registration Statement of T. Rowe Price Spectrum Fund, Inc. on Form N-1A (File Number 33-10992) is hereby amended under the Securities Act of 1933 to update the Registrant's financial statements, make other changes in the Registrant's Prospectus and Statement of Additional Information, and to satisfy the annual amendment requirements of Rule 8b-16 under the Investment Company Act of 1940.

               This Amendment consists of the following:

               Cross Reference Sheet
               Part A of Form N-1A, Revised Prospectus
               Part B of Form N-1A, Statement of Additional Information Part C of Form N-1A, Other Information
               Accountants' Consent


















































          PAGE 4
                                CROSS REFERENCE SHEET
                 N-1A Item No.                          Location
                 ____________                           _________
                                        PART A
          Item 1.  Cover Page                        Cover Page
          Item 2.  Synopsis                          Summary of Fund's Fees
                                                     and Expenses
          Item 3.  Condensed Financial Information   Financial Highlights
          Item 4.  General Description of            Transaction and Fund
                   Registrant                        Expenses; Fund,
                                                     Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management;
                                                     Understanding
                                                     Performance
                                                     Information;
                                                     Description of
                                                     Underlying Price
                                                     Funds; Investment
                                                     Policies and Practices
                                                     of Underlying Price
                                                     Funds
          Item 5.  Management of the Fund            Transaction and Fund
                                                     Expenses; Fund,
                                                     Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management; Management
                                                     Fee
          Item 6.  Capital Stock and Other           Distributions and
                   Securities                        Taxes; Organization
                                                     and Management
          Item 7.  Purchase of Securities Being      Pricing Shares and
                   Offered                           Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements; and
                                                     Account Requirements
                                                     and Transaction
                                                     Information; Opening a
                                                     New Account;
                                                     Purchasing Additional
                                                     Shares; Shareholder
                                                     Services
          Item 8.  Redemption or Repurchase          Pricing Shares and
                                                     Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements;















          PAGE 5
                                                     Exchanging and
                                                     Redeeming Shares;
                                                     Shareholder Services

          Item 9.  Pending Legal Proceedings         +
                                        PART B
          Item 10. Cover Page                        Cover Page
          Item 11. Table of Contents                 Table of Contents
          Item 12. General Information and           +
                   History
          Item 13. Investment Objectives and         Investment Objectives
                   Policies                          and Policies; Risk
                                                     Factors; Investment
                                                     Program; Investment
                                                     Policies; Investment
                                                     Restrictions;
                                                     Investment Performance
          Item 14. Management of the Registrant      Management of Fund
          Item 15. Control Persons and Principal     Principal Holders of
                   Holders of Securities             Securities
          Item 16. Investment Advisory and           Investment Management
                   Other Services                    Services; Custodian;
                                                     Independent
                                                     Accountants; Legal
                                                     Counsel
          Item 17. Brokerage Allocation              Portfolio
                                                     Transactions; Code of
                                                     Ethics
          Item 18. Capital Stock and Other           Dividends and
                   Securities                        Distributions; Capital
                                                     Stock
          Item 19. Purchase, Redemption and          Pricing of Securities;
                   Pricing of Securities Being       Net Asset Value Per
                   Offered                           Share; Redemptions in
                                                     Kind; Federal and
                                                     State Registration of
                                                     Shares
          Item 20. Tax Status                        Tax Status
          Item 21. Underwriters                      Distributor for the
                                                     Fund
          Item 22. Calculation of Yield Quotations   +
                   of Money Market Funds
          Item 23. Financial Statements              Incorporated by
                                                     Reference from Annual
                                                     Report

                                        PART C
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement















          PAGE 6
          ___________________________________
          +  Not applicable or negative answer































































          PAGE 7
          The printed version of this prospectus appears in a dual column format.































































          PAGE 8
          To Open an Account
          Investor Services
          1-800-638-5660
          1-410-547-2308
          For Existing Accounts
          Shareholder Services
          1-800-225-5132
          1-410-625-6500
          For Yields and Prices
          Tele*AccessR
          1-800-638-2587
          1-410-625-7676
          24 hours, 7 days
          Investor Centers

          101 East Lombard St.
          Baltimore, MD 21202

          T. Rowe Price
          Financial Center
          10090 Red Run Blvd.
          Owings Mills, MD 21117

          Farragut Square
          900 17th Street, N.W.
          Washington, D.C. 20006

          ARCO Tower
          31st Floor
          515 South Flower St.
          Los Angeles, CA 90071

          To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.

          Invest With Confidence


          Prospectus

          T. Rowe Price
          Spectrum Funds

          T. Rowe Price
          Spectrum Funds, Inc.
          May 1, 1996

          Two broadly diversified funds composed of other T. Rowe Price funds, one seeking a high level of current income consistent with















          PAGE 9
          moderate share price fluctuation, and the other seeking long-term capital appreciation and growth of income.


          Facts at a Glance

          Investment Goals
          Spectrum Income Fund seeks a high level of current income consistent with moderate share price fluctuation. Spectrum Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective. As with any mutual fund, there is no guarantee the funds will achieve their goals.

          Strategy
          Each fund diversifies its assets within set limits among seven underlying Price funds. Allocation decisions reflect T. Rowe Price's outlook for the economy, financial markets, and the relative valuations of the underlying funds.
          Spectrum Income invests primarily in domestic bond funds and also in a foreign bond fund, but may allocate up to 25% of assets to a stock fund. Spectrum Growth invests primarily in domestic stock funds and also in a foreign stock fund.

          Risk/Reward
          Spectrum Income Fund: The potential for investors to achieve high current income with modest share price appreciation through diversification of assets. Spectrum Growth Fund: The potential for investors to achieve long-term capital appreciation and growth of income through diversification. Investors in both funds should be prepared for share price volatility and the possibility of losing money. Under normal conditions, Spectrum Growth Fund will carry a greater degree of risk than Spectrum Income Fund. Before investing, you should carefully consider the risks explained in more detail in "Investment Policies and Practices."

          Investor Profile
          Spectrum Income Fund: Individuals seeking high current income through diversification primarily among various bond funds. Spectrum Growth Fund: Individuals seeking long-term capital appreciation and growth of income through diversification among different stock funds. Investors in both funds should be prepared to accept the possibility of share price declines. Appropriate for both regular and tax-deferred accounts, such as IRAs.

          Fees and Charges
          100% no load. No fees or charges to buy or sell shares or to reinvest dividends; no 12b-1 marketing fees; free telephone exchange.

          Investment Manager















          PAGE 10
          Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. ("T. Rowe Price") and its affiliates managed over $75 billion for over three and a half million individual and institutional investor accounts as of December 31, 1995.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          T. Rowe Price
          Spectrum Funds, Inc.
          May 1, 1996
          Prospectus

          Contents

          1
          About the Funds
          Transaction and Fund Expenses
          Financial Highlights
          Fund, Market, and Risk
          Characteristics
          2
          About Your Account
          Pricing Shares and Receiving Sale Proceeds
          Distributions and Taxes
          Transaction Procedures and Special Requirements
          3
          More About the Funds
          Organization and Management
          Understanding Performance Information
          Special Risks and Considerations
          Description of Underlying Price Funds
          Spectrum Fund Investment Policies
          Investment Policies and Practices of Underlying Price Funds
          4
          Investing With T. Rowe Price
          Account Requirements and Transaction Information
          Opening a New Account
          Purchasing Additional Shares
          Exchanging and Redeeming
          Shareholder Services

          This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional Information about the funds, dated May 1, 1996, has been filed with the Securities and Exchange Commission and is















          PAGE 11
          incorporated by reference in this prospectus. To obtain a free copy, call 1-800-638-5660.


          1 About the Funds

          Transaction and Fund Expenses

          These tables should help you understand the kinds of expenses you will bear indirectly as a fund shareholder. The funds will indirectly bear their pro rata share of the expenses of the underlying Price funds.

          Like all T. Rowe Price funds, this fund is 100% no load.

          In Table 1 below, "Shareholder Transaction Expenses," shows that you pay no sales charges. All the money you invest in a fund goes to work for you. Shown below are all expenses and fees each fund incurred during its fiscal year. More information about these expenses may be found below and under "Management Fees of Underlying Price Funds" and in the Statement of Additional Information under "Management Fee and Expenses."

          Shareholder Transaction Expenses
          Sales charge "load" on purchasesNone
          Sales charge "load" on reinvested dividendsNone
          Redemption feesNone
          Exchange feesNone
          Annual Fund Expenses
          Income FundGrowth Fund
          Management feeNoneNone
          Marketing fees (12b-1)NoneNone
          Total other expenses
           (shareholder servicing,
            custodial, auditing, etc.)NoneNone
          Total fund expensesNoneNone

          Note: A $5 fee is charged for wire redemptions under $5,000, subject to change without notice; and a $10 fee is charged for small accounts, when applicable (see "Small Account Fee" under "Transaction Procedures and Special Requirements").
          Table 1

          The funds will operate at a zero expense level (see "Expenses" for an explanation of the Special Servicing Agreement under "Investment Policies and Practices"). However, the funds will indirectly bear their pro rata share of fees and expenses incurred by the underlying Price funds and the investment returns of the funds will be net of the expenses of the underlying Price funds. The following chart provides the expense ratios for each















          PAGE 12
          of the underlying Price funds in which both funds will invest (based on information as of December 31, 1995). Where applicable, expense ratios are restated to reflect current fees.

                                   Expense
                                   Ratio
                                   _______

          Spectrum Income Fund
          Prime Reserve Fund        0.66%
          Equity Income Fund        0.83
          Short-Term Bond Fund      0.71
          International Bond Fund   0.90
          GNMA Fund                 0.74
          High Yield Fund           0.85
          New Income Fund           0.76

          Spectrum Growth Fund
          Prime Reserve Fund        0.66%
          Equity Income Fund        0.83
          Growth & Income Fund      0.84
          International Stock Fund  0.89
          New Era Fund              0.79
          New Horizons Fund         0.90
          Growth Stock Fund         0.80


          Based on the foregoing, the range of the average weighted expense ratio for the Income Fund is expected to be 0.75% to 0.83% and for the Growth Fund 0.78% to 0.86%. A range is provided since the average assets of the income and growth funds invested in each of the underlying Price funds will fluctuate.


          o
          Hypothetical example:
          Using the midpoint of the above ranges, the following example illustrates the expenses you would incur on a $1,000 investment, assuming you invest $1,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Your expenses would be:

          The table at right is just an example; actual expenses can be higher or lower than those shown.


          Fund      1 Year  3 Years 5 Years 10 Years
          ______________________________________________

          Income















          PAGE 13
          Fund      $8      $25     $44     $98

          Growth
          Fund      $8      $26     $46     $101

          ___________________________________________
          Table 2

          Financial Highlights

          The following table provides information about each fund's financial history. It is based on a single share outstanding throughout each fiscal year. The table is part of each fund's financial statements which are included in each fund's annual report and incorporated by reference into the Statement of Additional Information. This document is available to shareholders upon request. The financial statements in the annual report have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covers the periods shown.

               Investment Activities    Distributions

                                     Net Real-
                                     ized and
                        Net           Unreal-   Total
                       Asset         ized Gain  from          Net
                      Value,    Net   (Loss)   Invest-  Net  Real-
                      Begin-  Invest-   on      ment  Invest-lized  Total
          Year Ended, ning of  ment   Invest-  Activi- ment  Gain  Distri-
          December 31 Period  Income   ments    ties  Income(Loss) butions
          _________________________________________________________________
          Income Fund
          1990a       $10.00 $0.44  $(0.18)   $0.26 $(0.44) $(0.05)$(0.49)
          1991          9.77  0.82    1.03     1.85  (0.83)  (0.06) (0.89)
          1992         10.73  0.76    0.05     0.81  (0.76)  (0.08) (0.84)
          1993         10.70  0.69    0.60     1.29  (0.69)  (0.19) (0.88)
          1994         11.11  0.69   (0.90)   (0.21) (0.69)  (0.10) (0.79)
          1995         10.11  0.72    1.16     1.88  (0.72)  (0.03) (0.75)

               End of Period

                                                             Ratio
                                                              of
                                                    Ratio     Net
                                Total                of     Invest-
                        Net    Return             Expenses   ment   Port-
                       Asset  (Includes              to     Income  folio
                      Value,     Re-       Net     Average to Aver- Turn-
          Year Ended, End of  invested  Assets ($    Net    age Net over
          December 31 Period Dividends) Thousands) Assets   Assets  Rate















          PAGE 14
          _________________________________________________________________
          Income Fund
          1990a        $9.77     2.7%    $ 40,082   0.00%b 9.58%b  36.9%b
          1991         10.73    19.6%     147,859   0.00%  8.03%   18.8%
          1992         10.70     7.8%     376,435   0.00%  7.10%   14.2%
          1993         11.11    12.4%     587,931   0.00%  6.19%   14.4%
          1994         10.11    (1.9%)    624,940   0.00%  6.48%   23.1%
          1995         11.24    19.4%     986,701   0.00%  6.43%   20.2%

























































          PAGE 15
               Investment Activities    Distributions

                        Net                     Total
                       Asset         Net Real-  from          Net
                      Value,    Net  ized and  Invest-  Net  Real-
                      Begin-  Invest- Unreal-   ment  Invest-lized  Total
          Year Ended, ning of  ment  ized Gain Activi- ment  Gain  Distri-
          December 31 Period  Income  (Loss)    ties  Income(Loss) butions
          _________________________________________________________________
          Growth Fund
          1990a       $10.00 $0.20  $(1.21)  $(1.01) (0.19) (0.28)  (0.47)
          1991          8.52  0.21    2.33     2.54  (0.21) (0.32)  (0.53)
          1992         10.53  0.20    0.56     0.76  (0.20) (0.55)  (0.75)
          1993         10.54  0.16    2.05     2.21  (0.16) (0.72)  (0.88)
          1994         11.87  0.17   (0.01)    0.16  (0.17) (0.73)  (0.90)
          1995         11.13  0.21    3.12     3.33  (0.21) (0.76)  (0.97)

               End of Period

                                                    Ratio
                                Total                of      Ratio
                        Net    Return             Expenses    of    Port-
                       Asset  (Includes              to     Income  folio
                      Value,     Re-       Net     Average to Aver- Turn-
          Year Ended, End of  invested  Assets ($    Net    age Net over
          December 31 Period Dividends) Thousands) Assets   Assets  Rate
          _________________________________________________________________
          Growth Fund
          1990a       $ 8.52   (10.1)%   $ 35,387   0.00%b 4.50%b  33.4%b
          1991         10.53    29.9%     148,661   0.00%  2.77%   14.6%
          1992         10.54     7.2%     355,134   0.00%  2.15%    7.9%
          1993         11.87    21.0%     584,876   0.00%  1.57%    7.0%
          1994         11.13     1.40%    879,366   0.00%  1.60%   20.7%
          1995         13.49    30.0%   1,358,344   0.00%  1.81%    7.4%
          _________________________________________________________________
          a    For the period June 29, 1990 (commencement of operations) to
               December 31, 1990.
          b    Annualized.
          ____________________________________________
          Table 3


          Fund, Market, and Risk Characteristics: What to Expect

          To help you decide whether the funds are appropriate for you, this section takes a closer look at their investment objectives and approaches.

          Neither fund should represent your complete investment program, nor should it be used for short-term trading purposes.















          PAGE 16
          What are the funds' objectives?
          The objective of Spectrum Income Fund is to provide a high level of current income with moderate share price fluctuation. The objective of Spectrum Growth Fund is to provide long-term capital appreciation and growth of income, with current income a secondary objective.

          What are the funds' investment programs?
          Spectrum Income Fund will allocate its assets among a diversified group of seven underlying T. Rowe Price funds that invest primarily in fixed income securities. Spectrum Growth Fund will allocate assets among a diversified group of seven underlying T. Rowe Price funds that invest primarily in stocks.

               Each fund will diversify within set limits based on T. Rowe Price's outlook for the economy, financial markets, and relative market valuation of each underlying fund. The allocation percentages will vary within the ranges for each fund's investment program, specified below. The Spectrum Funds will not purchase shares of any underlying fund that would result in the funds' ownership of more than 30% of an underlying fund's outstanding voting shares.

          Spectrum       Investment          Spectrum       Investment
          Income Fund    Range (% of         Growth Fund    Range (% of
                         Income Fund assets)                Growth Fund
                                                            assets)
          Short-Term                         Prime Reserve
          Bond Fund      0-15%               Fund                0-25%
          GNMA Fund      5-20%               Equity Income
                                             Fund                5-20%
          International                      Growth & Income
          Bond Fund      5-20%               Fund                5-20%
          Equity Income                      International
          Fund           10-25%              Stock Fund          5-20%
          High Yield                         New Era Fund        10-25%
          Fund           10-25%
          Prime Reserve                      New Horizons
          Fund           5-30%               Fund                10-25%
          New Income                         Growth Stock
          Fund           15-30%              Fund                15-30%

          For details about the funds' investment programs and practices, please see the "Investment Policies and Practices" section.

          What are some of the funds' potential risks?
          Each fund's share price will fluctuate with changing market conditions as the share prices of the underlying funds rise or fall. With Spectrum Income Fund, the risks are the same as with many income funds:















          PAGE 17
          o
          Interest rate or market risk: the decline in bond prices that accompanies a rise in the overall level of interest rates.
          o
          Credit risk: the chance that holdings of the underlying funds will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. This risk is even greater with high-yield ("junk") bonds, whose issuers are more vulnerable to business setbacks and to economic changes, such as a recession, that may impair their ability to make timely interest and principal payments.
          o
          Prepayment risk: with mortgage-backed securities, there is a chance that, when interest rates are falling, homeowners will accelerate principal payments on mortgages, causing a loss to investors in mortgage securities that were originally purchased at a price above par.
          o
          Currency risk: The risk that weak foreign currencies versus the U.S. dollar could result in losses for U.S. investors.

          Also, the fund's maximum 25% exposure to the Equity Income Fund subjects that portion of assets to the risks associated with stocks (see below).

               With Spectrum Growth Fund, the major risk is the same inherent in all stock funds. Since economic growth has been punctuated by periodic declines, share prices of even the best-managed, most profitable companies are subject to market risk. Swings in investor psychology and significant trading by large institutions can result in price declines. For this reason, equity investors should have a long-term investment horizon and be willing to wait out bear markets.
               A significant portion of the total assets of this fund may also be exposed to currency risk. In addition, the economies, markets, and political structures of some countries in which the underlying funds can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements.

          The funds' share prices will fluctuate. When you sell your shares, you may lose money.

          What are some of the funds' potential rewards?
          The funds offer professionally managed allocation of assets among a broad range of other Price funds. By investing in a variety of underlying funds, each fund's performance could benefit from the diversified returns of many types of securities. For example, Spectrum Income invests in funds holding high-quality domestic















          PAGE 18
          and foreign bonds, high-yield bonds, short- and long-term securities, and dividend-paying stocks. Spectrum Growth invests in funds holding domestic and foreign stocks, small- and large-cap stocks, and growth and value stocks. Moreover, the diversified nature of the funds' investments could cushion declines in falling markets.
               The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments without penalizing potential returns. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of these funds is the potential for attractive long-term returns with reduced volatility.

          What are the characteristics of the underlying Price funds?
          The major characteristics of the underlying T. Rowe Price funds are as follows:
          Fixed Income              Relative Fixed          Objective
                                    Income Risk
          Prime Reserve Fund        Lowest             Stable share price
                                                       and liquidity while
                                                       generating current
                                                       income

          Short-Term Bond Fund      Low                High income
                                                       with limited share
                                                       price fluctuation

          GNMA Fund                 Moderate           High income
                                                       consistent with
                                                       maximum credit
                                                       protection and
                                                       moderate share price
                                                       fluctuation

          New Income Fund           Moderate           High income with
                                                       moderate share price
                                                       fluctuation

          High Yield Fund           High               High income and
                                                       capital appreciation
                                                       through investments
                                                       in high-yield
                                                       ("junk") bonds

          International Bond Fund   High               High income and
                                                       capital appreciation
                                                       through investments















          PAGE 19
                                                       in high-quality
                                                       foreign bonds

          Equity                    Relative                Objective
                                    Equity Risk
          Equity Income Fund        Low                     Substantial
                                                            dividend income
                                                            and capital
                                                            appreciation

          Growth & Income           Low                     Capital
                                                            appreciation
                                                            and reasonable
                                                            dividend income

          Growth Stock Fund         Moderate                Capital
                                                            appreciation
                                                            and increasing
                                                            income through
                                                            investments in
                                                            growth stocks

          New Era Fund              Moderate                Capital
                                                            appreciation
                                                            through
                                                            investments in
                                                            natural
                                                            resource stocks

          International Stock Fund  Moderate                Capital
                                                            appreciation
                                                            through
                                                            investments in
                                                            stocks of
                                                            established
                                                            foreign
                                                            companies

          New Horizons Fund         High                    Aggressive
                                                            capital
                                                            appreciation
                                                            through
                                                            investments in
                                                            small-company
                                                            stocks

          For a full description of the underlying Price funds, please see "Investment Summary of Underlying Price Funds" in section 3.

          How can I decide if one or both of the funds is right for me?















          PAGE 20
          Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Spectrum Income Fund could be an appropriate part of your overall investment strategy. If you seek one-stop diversification and can accept the possibility of greater share price declines in an effort to achieve long-term capital appreciation, Spectrum Growth Fund could be an appropriate part of your overall investment strategy.
             For an IRA, retirement plan, or other long-term investment, the funds can offer investment programs that seek to combine attractive returns with the benefits of broad diversification.

          Is there additional information about the funds to help me decide if they are appropriate for me?
          Be sure to review the "Investment Policies and Practices" section, which discusses the following: Types of Portfolio Securities (bonds, asset-backed securities, mortgage-backed securities, hybrid instruments, private placements, and foreign securities); and Types of Management Practices (cash position, borrowing money and transferring assets, futures and options, interest rate swaps, managing foreign currency risk, lending of portfolio securities, when issued securities and forward commitment contracts, portfolio turnover, and high-yield/high-risk investing).

          2 About Your Account
          Pricing Shares and Receiving Sale Proceeds
          Here are some procedures you should know when investing in a T. Rowe Price fund.

          How and when shares are priced
          The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

          The share price (also called "net asset value" or NAV per share) for each fund is calculated at 4 p.m. ET each day the New York Stock Exchange is open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

          How your purchase, sale, or exchange price is determined
          When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.
          If we receive your request in correct form before 4 p.m. ET, your















          PAGE 21
          transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

          We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

          Note:
          The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

          How you can receive the proceeds from a sale
          If for some reason we cannot accept your request to sell shares, we will contact you.
          If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail, or to your bank account by ACH transfer or bank wire. Proceeds sent by ACH transfer should be credited the second day after the sale. ACH (Automated Clearing House) is an automated method of initiating payments from and receiving payments in your financial institution account. ACH is a payment system supported by over 20,000 banks, savings banks, and credit unions, which electronically exchanges the transactions primarily through the Federal Reserve Banks. Proceeds sent by bank wire should be credited to your account the next business day.

          Exception:
          o
          Under certain circumstances and when deemed to be in the funds' best interests, your proceeds may not be sent for up to five business days after receiving your sale or exchange request. If you were exchanging into a bond or money fund, your new investment would not begin to earn dividends until the sixth business day.

          Useful Information on Distributions and Taxes
          Dividends and Other Distributions
          All net investment income and realized capital gains are distributed to shareholders.
          Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

          Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, a fund















          PAGE 22
          reserves the right to reinvest your distribution check in your account at the then current NAV and to reinvest all subsequent distributions in shares of the fund.

          Spectrum Income Fund dividends
          o
          The fund declares income dividends daily at 4 p.m. ET to shareholders of record at that time provided payment has been received on the previous business day.
          o
          The fund pays dividends on the first business day of each month.
          o
          Fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

          Spectrum Growth Fund dividends
          o
          The fund declares and pays dividends (if any) annually.
          o
          All or part of the fund's dividends will be eligible for the 70% deduction for dividends received by corporations.

          Capital gains (both funds)
          o
          A capital gain or loss is the difference between the purchase and sale price of a security.
          o
          If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.

          Tax Information
          You will be sent timely information for your tax filing needs. The fund furnishes average cost and capital gain (loss) information on most share redemptions.
          You need to be aware of the possible tax consequences when:
          o
          The fund makes a distribution to your account, or o
          You sell fund shares, including an exchange from one fund to another.
















          PAGE 23
          Taxes on your fund redemptions.
          When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

          In January, you will be sent Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For accounts opened new or by exchange in 1983 or later, we will provide you with the gain or loss of the shares you sold during the year, based on the "average cost" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

          To help you maintain accurate records, we send you a confirmation immediately following each transaction (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

          Taxes on fund distributions.
          Capital gain distributions are taxable whether reinvested in additional shares or received in cash.
          In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by a fund are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of the year and paid in January are taxed as though they were paid by December 31. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

          Short-term capital gains are taxable as ordinary income and long-term gains are taxable at the applicable long-term gain rate. The gain is long- or short-term depending on how long the fund held the securities, not how long you held shares in the fund. If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any long-term capital gain distribution received.

          If distributions arising from transactions in foreign currencies or securities reduce a fund's net income, a portion of its dividends may be classified as a return of capital. Tax treatment of distributions is explained in the year-end tax information we send.

          The following summary does not apply to retirement accounts, such















          PAGE 24
          as IRAs, which are tax-deferred until you withdraw money from them.

          Tax effect of buying shares before a capital gain distribution. If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore, you may also wish to find out a fund's record date(s) before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation.

          Tax-Qualified Retirement Plans.
          Tax-qualified retirement plans generally will not be subject to federal tax liability on either distributions from the funds or redemption of shares of the funds. Rather, participants in such plans will be taxed when they begin taking distributions from the plans.

          Transaction Procedures and Special Requirements
          Purchase Conditions
          Nonpayment.
          Following these procedures helps assure timely and accurate transactions.
          If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
          U.S. dollars.
          All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
          Sale (Redemption) Conditions
          10-day hold.
          If you sell shares that you just purchased and paid by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)















          PAGE 25
          Telephone, Tele*AccessR, and PC*AccessR transactions.
          These exchange and redemption services are established automatically when you sign the New Account Form unless you check the box which states that you do not want these services. Each fund uses reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and is not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that a fund may be liable for any losses that may result from acting on the instructions given. A confirmation is sent promptly after the telephone transaction. All conversations are recorded.

          Redemptions over $250,000.
          Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of the fund's net assets, the fund has the right to delay sending your proceeds for up to five business days after receiving your request, or to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

          Excessive Trading
          T. Rowe Price may bar excessive traders from purchasing shares. Frequent trades involving either substantial fund assets, or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.

          For example, you are in fund A. You can move substantial assets from fund A to fund B, and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C.

          If you exceed the number of trades described above, you may be barred indefinitely from further purchases of T. Rowe Price funds.

          Three types of transactions are exempt from excessive trading guidelines: 1) trades solely between money market funds; 2) redemptions that are not part of exchanges; and 3) systematic purchases or redemptions (see "Shareholder Services").

          Keeping Your Account Open
          Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you















          PAGE 26
          60 days in which to increase your balance.

          Small Account Fee
          Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum level. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the limit is $500. The fee will be waived for any investor whose aggregate
          T. Rowe Price mutual fund investments total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee will not apply to IRAs and other retirement plan accounts. (A separate custodial fee may apply to IRAs and other retirement plan accounts.)

          Signature Guarantees
          A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.
          You may need to have your signature guaranteed in certain situations, such as:
          o
          Written requests 1) to redeem over $50,000 or 2) to wire redemption proceeds.
          o
          Remitting redemption proceeds to any person, address, or bank account not on record.
          o
          Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name/ownership) from yours.
          o
          Establishing certain services after the account is opened.
          You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to
          T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

          3 More About the Funds
          Organization and Management
          How are the funds organized?
          Shareholders benefit from T. Rowe Price's 59 years of investment management experience.
          The T. Rowe Price Spectrum Fund, Inc. (Spectrum Fund) is a Maryland corporation organized in 1987 and is registered with the Commission under the 1940 Act as a nondiversified, open-end investment company, commonly known as a "mutual fund." Mutual















          PAGE 27
          funds pool money received from shareholders and invest it to try to achieve specified objectives.

          Currently, Spectrum Fund consists of two series, the Spectrum Income Fund and the Spectrum Growth Fund, each of which represents a separate class of shares and has different objectives and investment policies. The Spectrum Fund's Charter provides that the Board of Directors may issue additional series of shares and/or additional classes of shares for each series.

          What is meant by "shares"?
          As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

          Each share and fractional share entitles the shareholder to:
          o
          Receive a proportional interest in the fund's income and capital gain distributions;
          o
          Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in a fund's management contract.

          Do T. Rowe Price funds have annual shareholder meetings?
          The funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any fund director(s)/trustee(s). If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.

          Who runs the fund?
          All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price--specifically by the fund's portfolio managers.
          General Oversight.
          The fund is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The policy of the funds is that a majority of Board members will be independent of T. Rowe Price. None of the independent directors will be directors of any underlying Price fund. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement (see page ___) and policies and guidelines included in the Order issued by the Commission.















          PAGE 28
          The interested directors and the officers of Spectrum Fund and T. Rowe Price also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the interested directors and officers fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Spectrum Fund believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Spectrum Fund or the Growth Fund or Income Fund separately, could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, limitations on aggregate investments in the underlying Price funds and other restrictions have been adopted by Spectrum Fund to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

          Spectrum Fund Portfolio Management.
          The funds have an Investment Advisory Committee composed of the following members: Peter Van Dyke, Chairman, Stephen W. Boesel, Edmund M. Notzon, James S. Riepe, Charles P. Smith and M. David Testa. The Committee Chairman has day-to-day responsibility for managing the funds and works with the Committee in developing and executing the funds' investment programs. Mr. Van Dyke has been Chairman of the Committee since 1990. He has been managing investments since joining T. Rowe Price in 1985.


          Management of the Underlying Price Funds.
          T. Rowe Price serves as investment manager to all of the underlying Price funds with the exception of the T. Rowe Price International Stock Fund and the T. Rowe Price International Bond Fund, and is responsible for selection and management of the underlying Price funds' portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

          Price-Fleming is responsible for selection and management of the portfolio investments of the T. Rowe Price International Stock Fund and the T. Rowe Price International Bond Fund and, subject to the authority of such funds' Board of Directors, for their business affairs. As of December 31, 1995, Price-Fleming managed approximately $22 billion of assets, substantially all of which were invested in foreign securities. Price-Fleming's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.















          PAGE 29
          Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited (Flemings). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, Seoul, Taipei, Bombay, Jakarta, Singapore, Bangkok, and Johannesburg.

          Flemings was incorporated in 1974 in the United Kingdom as successor to the business founded by Robert Fleming in 1873.

          T. Rowe Price, Flemings, and Jardine Fleming are owners of Price-Fleming. The common stock of Price-Fleming is 50% owned by a wholly owned subsidiary of T. Rowe Price, 25% by Flemings and 25% by Jardine Fleming Group Limited (Jardine Fleming). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the board of directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming.



          Marketing.
          T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe Price, distributes (sells) shares of these and all other T. Rowe Price funds.

          Shareholder Services.
          T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the funds' transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202.

          How are fund expenses determined?

          Each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund's operational expenses is subject to the Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with each fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.

          Here is some information regarding the Special Servicing















          PAGE 30
          Agreement.

          The Special Servicing Agreement (Agreement) is between and among Spectrum Fund, the underlying Price funds, T. Rowe Price and TRP Services. Under the Agreement, TRP Services will act as Shareholder Servicing Agent for Spectrum Fund and arrange for all other services necessary for the operation of Spectrum Fund.

          The Agreement provides that, if the Board of Directors/Trustees of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the underlying Price fund from the operation of Spectrum Fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

          Under the Investment Management Agreement with the funds, and the Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of Spectrum Fund which exceed the estimated savings to each of the underlying Price funds. Thus, Spectrum Fund will operate at a zero expense ratio. Of course, shareholders of Spectrum Fund will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds owned by Spectrum Fund.


          The Management Fee.
          T. Rowe Price will act as the investment manager for the Income Fund and the Growth Fund, but will not be paid a management fee for performing such services. However, T. Rowe Price and Price-Fleming receive management fees from managing the underlying Price funds in which the funds invest.

          The determination of how each fund's assets will be invested in the underlying Price funds will be made by T. Rowe Price pursuant to the investment objectives and policies of each fund set forth in this prospectus and procedures and guidelines established by the Board of Directors for the Spectrum Fund. The Directors for Spectrum Fund will periodically monitor the allocations made and the basis upon which such allocations were made or maintained.















          PAGE 31
          Each fund, as a shareholder in any underlying Price fund, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying Price funds.

          Each underlying Price fund pays T. Rowe Price (or Price-Fleming) an investment management fee consisting of two parts: an "Individual Fund Fee" (discussed below) and a "Group Fee." The Group Fee, which reflects the benefits each underlying fund derives from sharing the resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except Equity Index and the Spectrum Funds and any institutional or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

                       0.480%        First $1 billion
                       0.450%        Next $1 billion
                       0.420%        Next $1 billion
                       0.390%        Next $1 billion
                       0.370%        Next $1 billion
                       0.360%        Next $2 billion
                       0.350%        Next $2 billion
                       0.340%        Next $5 billion
                       0.330%        Next $10 billion
                       0.320%        Next $10 billion
                       0.310%          Thereafter

          The underlying Price fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the Price funds described above. Based on the combined Price funds' assets of approximately $48.6 billion at December 31, 1995, the Group Fee was 0.34%.

          The Individual Fund Fees and total management fees of the Underlying Price Funds are as follows:


                                   Individual Fee     Total
                                   as a % of Fund   Management
                       Fund        Net Assets        Fee Paid
          _________________________________________________________________
          International Bond      0.35%                  0.69%
          International Stock     0.35                   0.69
          New Horizons            0.35                   0.69
          High Yield              0.30                   0.64
          Equity Income           0.25                   0.59
          Growth Stock            0.25                   0.59
          New Era                 0.25                   0.59















          PAGE 32
          GNMA                    0.15                   0.49
          Growth & Income         0.25                   0.59
          New Income              0.15                   0.49
          Short-Term Bond         0.10                   0.44
          Prime Reserve           0.05                   0.39

          The total combined management fee for each of the underlying Price funds was an annual rate as shown above.

          Understanding Performance Information

          This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our newsletter, The Price Report, in Insights articles, in T. Rowe Price advertisements, and in the media.

          Total Return
          Total return is the most widely used performance measure. Detailed performance information is included in the funds' annual and semiannual shareholder reports and in the quarterly
          Performance Update.

          This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

          Advertisements for a fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

          Cumulative Total Return
          This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.

          Average Annual Total Return
          This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.















          PAGE 33
          Yield (Income Fund)
          You will see frequent references to a fund's yield in our reports, in advertisements, in media stories, and so on.
          The current or "dividend yield" on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the average price during the given period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

          The advertised or "SEC yield" is found by determining the net income per share (as defined by the SEC) earned by the fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period. The SEC yield may differ from the dividend yield.

          Special Risks and Considerations.
          Prospective investors should consider the following factors:
          o
          The investments of each fund are concentrated in the underlying Price funds, so each fund's investment performance is directly related to the investment performance of these underlying Price funds.
          o
          As a matter of fundamental policy, the funds must allocate their investments among the underlying Price funds within certain ranges. As a result, they do not have the same flexibility to invest as a mutual fund without such constraints.
          o
          As an operating policy, each fund will not redeem more than 1% of any underlying Price fund's assets during any period of less than 15 days, except when necessary to meet the fund's shareholder redemption requests. As a result, the funds may not be able to reallocate assets among the underlying Price funds as efficiently and rapidly as would be the case in the absence of this constraint.

          o
          In addition to their principal investments, certain underlying Price funds may: invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate, and currency futures contracts, and options on such contracts; engage in options transactions; make short sales; purchase zero coupon bonds and payment-in-kind bonds; and engage in various other investment practices. Further information on these investment policies and practices can be found under Investment Policies of the Underlying Price Funds on pages __-__ and in the Statement of















          PAGE 34
          Additional Information as well as the prospectuses of each of the underlying Price funds.

          o
          The officers, interested directors, and T. Rowe Price, the investment manager of Spectrum Funds, presently serve as officers, interested directors, and investment manager of most of the underlying Price funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to Spectrum Funds and the underlying Price funds.

          o
          Spectrum Income Fund must invest at least 10% and can invest as much as 25% of its assets in the T. Rowe Price High Yield Fund. As a result, the Income Fund will be subject to some of the risks resulting from high-yield investing.

          o
          Each of the funds may invest in underlying Price funds which invest in medium-grade bonds. If these bonds are downgraded, the funds will consider whether to increase or decrease their investment in the affected underlying Price fund.

          o
          Spectrum Income Fund may invest in underlying Price funds which concentrate their assets in certain industries. Under certain unusual circumstances, this could result in the Income Fund being indirectly concentrated in these industries. If this were to occur, the Income Fund would consider whether to maintain or change its investments in such underlying Price funds.

          o
          Spectrum Income Fund must invest at least 5% and can invest as much as 20% of its assets in the International Bond Fund, which invests primarily in foreign fixed income securities; and, the Spectrum Growth Fund must invest at least 5% and can invest as much as 20% of its assets in the International Stock Fund, which invests primarily in foreign equity securities. These investments will subject the funds to risks associated with investing in foreign securities.

          Description of Underlying Price Funds.

          The following is a brief description of the principal investment programs of the underlying Price funds. Additional investment practices are described under "Special Risks and Considerations," the Statement of Additional Information, and the prospectuses for each of the underlying Price funds.

          Underlying Price Funds of Both Income and Growth Funds















          PAGE 35
          T. Rowe Price Prime Reserve Fund is a money market fund which is managed to maintain a stable share price of $1.00. This policy has been maintained since its inception; however, the $1.00 price is neither insured by the U.S. government, nor is its yield fixed. The dollar-weighted average maturity of the fund will not exceed 90 days. Since the fund is managed to maintain a constant share price, its total return should be composed entirely of income.

          The objectives of the fund are preservation of capital, liquidity, and, consistent with these, the highest possible current income through investments primarily in high-quality money market securities. To achieve its objectives, the fund invests at least 95% of its total assets in prime money market instruments, that is, securities receiving the highest credit rating assigned by at least two established rating agencies, by one rating agency if the security is rated by only one, or, if unrated, the equivalent rating as established by T. Rowe Price.

          T. Rowe Price Equity Income Fund's objective is to provide substantial dividend income as well as long-term capital appreciation through investments in common stocks of established companies. Under normal circumstances, the fund will invest at least 65% of total assets in the common stocks of established companies paying above-average dividends. These companies are expected to have favorable prospects for dividend growth and capital appreciation, according to T. Rowe Price.

          Each of the underlying Price funds in the Income Fund seeks the highest level of income consistent with its individual investment program.

          T. Rowe Price Short-Term Bond Fund's objective is to provide a high level of income consistent with minimum fluctuation in principal value and liquidity. The fund will invest in a diversified portfolio of short- and intermediate-term corporate, government, and mortgage debt securities. Under normal circumstances, at least 65% of total assets will be invested in short-term bonds. The fund's dollar-weighted average effective maturity will not exceed three years, and the fund will not purchase any security whose effective maturity, average life, or tender date, measured from the date of settlement, exceeds seven years. Securities purchased by the fund will be rated within the four highest credit categories by at least one established public rating agency (or, if unrated, a T. Rowe Price equivalent).

          T. Rowe Price GNMA Fund's objective is to provide a high level of current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and















          PAGE 36
          instruments involving these securities. The fund invests primarily in mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development (HUD). The GNMA guarantee does not apply in any way to the price of GNMA securities or the fund, both of which will fluctuate with market conditions.

          Mortgage-Backed Securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is then sold to investors. Interest and principal payments generated by the underlying mortgages are passed through to the investor. There is a risk of homeowner prepayment; that is, when interest rates are falling, homeowners may accelerate principal payments on the mortgages that underlie the GNMA securities. Prepayments cause a loss to investors, such as this fund, on mortgages that were originally purchased at a premium (price above par).


          T. Rowe Price International Bond Fund's objective is to provide high current income and capital appreciation by investing in high-quality, nondollar-denominated government and corporate bonds outside the U.S. The fund also seeks to moderate price fluctuation by actively managing its maturity structure and currency exposure. The fund will invest at least 65% of its assets in high-quality bonds, but may invest up to 20% of assets in below-investment-grade, high-risk bonds, including bonds in default or those with the lowest rating.

          Price-Fleming bases its investment decisions on fundamental market factors, currency trends, and credit quality. The fund generally invests in countries where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the currency risk can be minimized through hedging.

          Although the fund expects to maintain an intermediate to long weighted average maturity, it has no maturity restrictions on the overall portfolio or on individual securities. Normally, the fund does not hedge its foreign currency exposure back to the dollar, nor involve more than 50% of total assets in cross hedging transactions. Therefore, changes in foreign interest rates and currency exchange rates are likely to have a significant impact on total return and the market value of portfolio securities. Such changes provide greater opportunities for capital gains and greater risks of capital loss. Price-Fleming attempts to reduce these risks through diversification among foreign securities and active management of maturities and currency exposures.
















          PAGE 37
          T. Rowe Price High Yield Fund has high current income and, secondarily, capital appreciation as its objective. Under normal conditions the fund expects to invest at least 80% of its total assets in a widely diversified portfolio of high-yield bonds (so-called "junk" bonds), and income-producing convertible securities and preferred stocks. The fund's longer average maturity (expected to be in the 8- to 12-year range), makes its price more sensitive to broad changes in interest rate movements than shorter-term bond funds. The portfolio manager buys defaulted bonds only if significant potential for capital appreciation is expected.

          Special Risks of High-Yield Investing. This fund is expected to have greater price swings than are associated with most bond funds emphasizing high-quality investments. The total return and yield of lower-quality (high-yield/high-risk) bonds, commonly referred to as "junk" bonds, can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low- and lower-medium-quality bonds involves greater investment risk and is highly dependent on
          T. Rowe Price's credit analysis. A real or perceived economic downturn or higher interst rates could cause a decline in high-yield bond prices, because such events could lessen the ability of issuers to make principal and interst payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

          For more information about an underlying Price fund, call:
          1-800-638-5660
          1-410-547-2308



          The High Yield Fund imposes a redemption fee of 1% on all redemptions (including exchanges) of shares held in the fund for less than one year. The redemption fee is paid to the High Yield Fund. Spectrum Fund is subject to this fee if it redeems shares held in the High Yield Fund for less than one year.
















          PAGE 38
          T. Rowe Price New Income Fund's objective is to provide the highest level of income over time consistent with the preservation of capital through investment primarily in marketable debt securities. At least 80% of total assets will be invested in income-producing, investment-grade instruments, including (but not limited to) U.S. government and agency obligations, mortgage-backed securities, corporate debt securities, asset-backed securities, bank obligations, CMOs, commercial paper, foreign securities, and others. There are no maturity restrictions on securities purchased by the fund, but the fund's dollar-weighted average maturity is generally expected to be between 4 and 15 years.

          SUMMARY OF PROGRAMS
                                                      Share
                                                      price      Expected
                                Credit             fluctuation    average
                    Fund        quality    Yield      (NAV)      maturity
          ________________________________________________________________
                Prime Reserve  2 highest  Lowest Maintain $1.00   No more
                               possible         (not guaranteed)  than 90
                                                                   days
          ________________________________________________________________
               Short-Term Bond 4 highest Moderate   Moderate    Not greater
                                                                   than
                                                                  3 years

          _________________________________________________________________
                    GNMA        Highest  Moderate   Moderate      Varies,
                               possible                         3-10 years
          _________________________________________________________________
                 New Income    4 highest   High       High          No
                                                                restriction
          _________________________________________________________________
                International primarily 4  High       High     Intermediate
                     Bond       highest                           to long
                           (up to 10% below
                              4 highest)
          _________________________________________________________________
                 High Yield   BB or lower Highest    Highest     Normally
                                                                8-12 years
          _________________________________________________________________
          Table (4)

          Spectrum Growth Fund

          Each of the underlying Price funds in the Spectrum Growth Fund seeks long-term growth of capital as its primary objective.

















          PAGE 39
          T. Rowe Price Growth & Income Fund's investment objective is to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying stocks. The fund can focus on companies whose earnings are expected by T. Rowe Price to grow at an above-average rate and can support a growing dividend payment as well as stocks that do not pay dividends currently but offer prospects of appreciation and future income.

          T. Rowe Price International Stock Fund's objective is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among countries throughout the world in developed, newly industrialized, and emerging economies.

          T. Rowe Price New Era Fund, Inc.'s objective is to provide long-term capital appreciation by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, and in the stocks of selected nonresource growth companies. The fund's primary focus will be on the common stocks of companies whose earnings and tangible assets are expected to grow faster than inflation. The fund will also invest in selected nonresource growth companies with strong potential for earnings growth.

          T. Rowe Price New Horizons Fund's investment objective is to provide long-term growth of capital by investing primarily in common stocks of small, rapidly growing companies. The fund will invest primarily in a diversified group of small, emerging growth companies. It will seek to invest early in the corporate life cycle, before a company becomes widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy.

          T. Rowe Price Growth Stock Fund's investment objective is to provide long-term growth of capital and, secondarily, increasing dividend income by investing primarily in common stocks of well-established growth companies. The fund will invest primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. While not required, the companies in which the fund invests normally pay dividends, which are generally expected to rise in future years as earnings increase.

          Investment Policies of the Spectrum Funds

          Each fund's investment policies and practices are subject to further restrictions and risks which are described in the















          PAGE 40
          Statement of Additional Information. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval. The funds' investment programs, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval. Shareholders will be notified of any material change in such investment programs.

          Cash Position.

          Cash reserves provide flexibility and serve as a short-term defense during periods of unusual market volatility.

          While the Income Fund will remain primarily invested in bonds and the Growth Fund in stocks, each fund can hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, a fund may invest without limitation in such securities. Each fund may invest its cash reserves in the Prime Reserve Fund. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

          Diversification.
          Spectrum Fund is a "nondiversified" investment company for purposes of the 1940 Act because it invests in the securities of a limited number of mutual funds. However, the underlying Price funds themselves are diversified investment companies (with the exception of the T. Rowe Price International Bond Fund). Spectrum Fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

          Fundamental Investment Policies. As a matter of fundamental policy, each fund will not: (i) invest more than 25% of its respective total assets in any one industry, except for investment companies which are members of the T. Rowe Price family of funds; (ii) borrow money except temporarily to facilitate redemption requests in amounts not exceeding 30% of each fund's total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 30% of each fund's total assets valued at market; (iv) change the selection of the underlying Price funds in which it can invest; or (v) change the percentage ranges of each fund which may be allocated to the underlying Price funds.
















          PAGE 41
          Other Investment Restrictions.
          As a matter of operating policy, each fund will not, among other things: (1) purchase additional securities when money borrowed exceeds 5% of the fund's total assets; (2) invest more than 10% of its net assets in illiquid securities, provided that the fund will not invest more than 5% of its net assets in restricted securities (other than securities eligible for resale under Rule 144A of the Securities Act of 1933); and (3) redeem securities from any underlying Price fund at a rate in excess of 1% of the underlying Price fund's assets in any period of less than 15 days, except where necessary to meet shareholder redemption requests.

          Each fund may not purchase shares of any underlying Price fund if, as a result of such purchase, it would own more than 30% of the outstanding voting securities of any underlying Price fund. This is an operating policy and may be changed by the Board of Directors. The ability to invest this amount in the underlying Price funds could subject the funds to greater risk due to the resulting concentration. However, each of the underlying Price funds invests in a broad portfolio, which would tend to mitigate this risk to some degree.

          If a fund reaches a percentage investment limit with any underlying Price fund, the Directors will have to determine whether to increase the limit, stop sales of shares of that fund, or take other suitable steps.

          Portfolio Turnover.
          Each fund's portfolio turnover is expected to be low. The funds will purchase or sell securities to: (a) accommodate purchases and sales of each fund's shares, (b) change the percentages of each fund's assets invested in each of the underlying Price funds in response to market conditions, and (c) maintain or modify the allocation of each fund's assets among the underlying Price funds
          within the percentage limits described above.   The following
          chart sets forth each fund's portfolio turnover rates for the years ended December 31, 1995, December 31, 1994, and December 31, 1993.

          Fund                1995          1994     1993
          ____                _____         ____     ____
          Income              20.2%         23.1%    14.4%
          Growth               7.4%         20.7%     7.0%

          Investment Policies and Practices of Underlying Price Funds

          Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the funds achieve their objectives.















          PAGE 42
          In pursuing their investment objectives and programs, each of the underlying Price funds is permitted to engage in a wide range of investment policies. Certain of these policies are described in the following paragraphs and further information about the underlying Price funds is contained in the Statement of Additional Information as well as the prospectuses of such funds. Because each fund invests in the underlying Price funds, shareholders of each fund will be affected by these investment policies in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such policies.

          Lending of Portfolio Securities.
          Like other mutual funds, the underlying Price funds may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the underlying Price funds could experience delays in recovering its securities and possibly capital losses.

          Foreign Securities.
          The funds will each invest in certain underlying Price funds that invest all or a portion of their assets in foreign securities. These investments in foreign securities, include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). To the extent the underlying Price funds invest in developing countries, these risks are increased.

          Managing Foreign Currency Risk.
          Foreign securities in which the underlying Price funds invest are subject to currency risk, that is, the risk that the U.S. dollar value of these securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." An underlying fund may also use these contracts to create a synthetic bond--issued by a U.S. company,















          PAGE 43
          for example, but with the dollar component transformed into a foreign currency. Although the underlying funds will engage in foreign currency transactions primarily to protect the fund's foreign securities from adverse currency movements relative to the dollar, they involve the risk that anticipated currency movements will not occur and the fund's total return could be reduced.

          Futures and Options.
          Futures are used to manage risk; options give the investor the option to buy or sell an asset at a predetermined price in the future.
          Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The funds may buy and sell futures and options contracts for a number of reasons including: to manage their exposure to changes in interest rates, bond prices, and foreign currencies; as an efficient means of adjusting their overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust the portfolios' duration.

          The funds may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.

          Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower the funds' total return; and the potential loss from the use of futures can exceed the fund's initial investment in such contracts.

          4 Investing With T. Rowe Price

          Account Requirements and Transaction Information
          Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.

          Tax Identification Number
          We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.















          PAGE 44
          Unless you request otherwise, one shareholder report will be mailed to multiple account owners with the same tax identification number and same zip code and to shareholders who have requested that their account be combined with someone else's for financial reporting.
          T. Rowe Price Trust Company
          1-800-492-7670
          1-410-625-6585

          Employer-Sponsored Retirement Plans and Institutional Accounts

          Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

          Opening a New Account:  $2,500 minimum initial investment

          Account Registration
          If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)
          Regular Mail
          T. Rowe Price
          Account Services
          P.O. Box 17300
          Baltimore, MD
          21298-9353

          Mailgram, Express,
          Registered, or Certified
          Mail
          T. Rowe Price
          Account Services
          10090 Red Run Blvd.
          Owings Mills, MD 21117

          By Mail
          Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check together with the New Account Form to the address at left. We do not accept third party checks, except for IRA Rollover checks, to open new accounts.

          By Wire
          o
          Call Investor Services for an account number and give the















          PAGE 45
          following wire address to your bank:

                                   Morgan Guaranty Trust Co. of New York
                                   ABA# 021000238
                                   T. Rowe Price [fund name]
                                   AC-00153938
                                   account name(s), and account number

          o
          Complete a New Account Form and mail it to one of the appropriate addresses listed previously.

          Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

          By Exchange


          Call Shareholder Services or use Tele*Access or PC*Access (see "Automated Services" under "Shareholder Services"). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. (See explanation of "Excessive Trading" under "Transaction Procedures.")

          In Person
          Drop off your New Account Form at any of the locations listed on the cover and obtain a receipt.

          Purchasing Additional Shares: $100 minimum purchase; $50 minimum for retirement plans and Automatic Asset Builder

          By ACH Transfer
          Use Tele*Access, PC*Access, or call Investor Services if you have established electronic transfers using the ACH network.

          By Wire
          Call Shareholder Services or use the wire address in "Opening a New Account."
          Regular Mail
          T. Rowe Price Funds
          Account Services
          P.O. Box 89000
          Baltimore, MD
          21289-1500
          (For Mailgrams,
          Express, Registered,
          or Certified Mail,















          PAGE 46
          see previous section.)

          By Mail

          o
          Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

          o
          Mail the check to us at the address shown at left with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

          o
          Remember to provide your account number and the fund name on your check.



          By Automatic Asset Builder
          Fill out the Automatic Asset Builder
          section on the New Account or Shareholder Services Form.


          Exchanging and Redeeming Shares

          By Phone
          Call Shareholder Services. If you find our phones busy during unusually volatile markets, please consider placing your order by Tele*Access, PC*Access (if you have previously authorized telephone services), mailgram, or by express mail. For exchange policies, please see "Transaction Procedures and Special Requirements--Excessive Trading."

          Redemption proceeds can be mailed to your account address, sent by ACH transfer, or wired to your bank (provided your bank in-formation is already on file). For charges, see "Electronic Transfers--By Wire" under "Shareholder Services."
          For Mailgram,
          Express, Registered,
          or Certified mail,
          see addresses under
          "Opening a New Account."

          By Mail
          For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below or as indicated at left. T. Rowe Price requires the















          PAGE 47
          signatures of all owners exactly as registered, and possibly a signature guarantee (see "Transaction Procedures and Special Requirements--Signature Guarantees").

          Regular Mail

          For nonretirement   For employer-sponsored
          and IRA accounts:   retirement accounts:
          T. Rowe Price       T. Rowe Price Trust
          Account Services    Company
          P.O. Box 89000      P.O. Box 89000
          Baltimore, MD       Baltimore, MD
          21289-0220          21289-0300

          Redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.


          Rights Reserved by the Fund
          The fund and its agents reserve the right to waive or lower investment minimums; to accept initial purchases by telephone or mailgram; to cancel or rescind any purchase or exchange (for example, if an account has been restricted due to excessive trading or fraud) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; to freeze any account and suspend account services when notice has been re-ceived of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.
          Shareholder Services
          1-800-225-5132
          1-410-625-6500

          Shareholder Services

          Many services are available to you as a T. Rowe Price shareholder; some you receive automatically and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services Guide contains detailed descriptions of these and other services.















          PAGE 48
          If you are a new T. Rowe Price investor, you will receive a Services Guide with our Welcome Kit.
          Investor Services
          1-800-638-5660
          1-410-547-2308

          Note: Corporate and other entity accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor Services.

          Retirement Plans
          We offer a wide range of plans for individuals and institutions, including large and small businesses: IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

          Exchange Service

          You can move money from one account to an existing identically registered account, or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the funds are registered.) Some of the T. Rowe Price funds may impose a redemption fee of .50% to 2%, payable to such funds, on shares held for less than one year, or in some funds, six months.

          Automated Services
          Tele*Access
          1-800-638-2587
          1-410-625-7676

          Tele*Access. 24-hour service via toll-free number provides information on fund yields and prices, dividends, account balances, and your latest transaction as well as the ability to request prospectuses, account and tax forms, duplicate statements, checks, and to initiate purchase, redemption, and exchange orders in your accounts (see "Electronic Transfers" below).

          PC*Access. 24-hour service via dial-up modem provides the same information as Tele*Access, but on a personal computer. Please call Investor Services for an information guide.

          Telephone and Walk-In Services
          Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center loca-tions whose addresses are listed on the cover.















          PAGE 49
          Electronic Transfers
          By ACH. With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access, PC*Access, or call Shareholder Services.

          By Wire. Electronic transfers can also be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

          Checkwriting (Not available for equity funds, or the High Yield Fund or Emerging Markets Bond Fund)
          You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

          Automatic Investing ($50 minimum)
          You can invest automatically in several different ways, including:

          o
          Automatic Asset Builder. You instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

          Note: If you are moving money from your bank account, and if the date you select for your transactions falls on a Sunday or a Monday which is a holiday, your order will be priced on the second business day following this date.

          o
          Automatic Exchange. You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

          Discount Brokerage

          Discount Brokerage is a division of T. Rowe Price Investment Services, Inc.

          You can trade stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates. Call Investor Services for information.

          Note: If you buy or sell T. Rowe Price Funds through anyone other than T. Rowe Price, such as broker-dealers or banks, you may be















          PAGE 50
          charged transaction or service fees by those institutions. No such fees are charged by T. Rowe Price Investment Services or the fund for transactions conducted directly with the fund.






























































          PAGE 51
                         STATEMENT OF ADDITIONAL INFORMATION

                 T. ROWE PRICE SPECTRUM FUND, INC. ("Spectrum Fund")

                         Spectrum Income Fund ("Income Fund")
                         Spectrum Growth Fund ("Growth Fund")

                                    (the "Funds")

                    This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' prospectus dated May 1, 1996, which may be obtained from T. Rowe Price Investment Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202.

                    If you would like a prospectus for a Fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses will be sent to you. Please read it carefully.

                    The date of this Statement of Additional Information is May 1, 1996.











































          PAGE 52
                                  TABLE OF CONTENTS

                                    Page                              Page

          Capital Stock . . . . . . . 31   Investment Policies  . . . .  4
          Code of Ethics  . . . . . . 22   Investment Restrictions  . . 12
          Custodian . . . . . . . . . 21   Legal Counsel  . . . . . . . 32
          Distributor for the Funds . 21   Management of the Funds  . . 14
          Dividends . . . . . . . . . 23   Net Asset Value Per Share  . 22
          Federal and State                Pricing of Securities  . . . 22
           Registration of Shares . . 32   Principal Holders of
          Independent Accountants . . 32     Securities   . . . . . . . 17
          Investment Management            Repurchase Agreements  . . .  3
            Services  . . . . . . . . 17   Special Considerations   . . 11
          Investment Objective             Tax Status   . . . . . . . . 23
           and Policies . . . . . . .  2   Yield Information  . . . . . 24
          Investment Performance  . . 24


                          INVESTMENT OBJECTIVES AND POLICIES

                    The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Funds' prospectus. The Funds' will not make a material change in their investment objectives without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions of the Funds are not fundamental policies. The operating policies of a Fund are subject to change by Spectrum Fund's Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. The fundamental policies of a Fund may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

                                    Spectrum Fund


                    The following information supplements the discussion of each Fund's investment objectives and policies discussed in the prospectus.

                    The proliferation of mutual funds has left many investors in search of a means of diversifying among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selections. In response to this need, the Spectrum Fund has been created as a means of providing a simple and effective means of structuring a comprehensive mutual fund investment program. By selecting the Spectrum Growth Fund or Spectrum Income Fund, or a combination of both, investors may choose the investment objective appropriate for their long-term

          PAGE 53
          investment goals. The Spectrum Funds will attempt to achieve these goals by diversification in a selected group of other T. Rowe Price Funds. Although the Spectrum Funds are not asset allocation or market timing funds, each, over time, will adjust the amount of its assets invested in the various other T. Rowe Price Funds as economic, market and financial conditions warrant.

          InterFund Borrowing and Lending

                    Subject to approval by the Securities and Exchange Commission, and certain state regulatory agencies, each Fund may borrow funds from, and certain of the Underlying Price Funds may make loans to and borrow funds from, other Price Funds. These Funds have no current intention of engaging in these practices at this time.

                                Repurchase Agreements

                    Each Fund may enter into repurchase agreements through which investors (such as the Funds) purchases a security (the "underlying security") from a well-established securities dealer or a bank which is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's
          Investors Service, Inc., or the equivalent rating by T. Rowe Price Associates, Inc. ("T. Rowe Price"). At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Neither Fund will enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements. The Funds will only enter into a repurchase agreement where (i) the underlying securities are of the type (excluding maturity limitations) which each Fund's investment guidelines would allow it to purchase directly (however, the underlying securities for the Prime Reserve Fund will either be U.S. government securities or securities which, at the time the repurchase agreement is entered into, are rated in the highest rating category by public rating agencies), (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.
          PAGE 54
                                 INVESTMENT POLICIES

                    The following is a description of the investment objective and program for each of the Underlying Price Funds.

                               Spectrum Income Fund

                    T. Rowe Price  Short-Term Bond Fund, Inc. seeks  a high
          level of income consistent with minimum fluctuation in principal value and liquidity. The Fund will invest in a diversified portfolio of short- and intermediate-term corporate, government, and mortgage securities. The fund may also invest in other types of securities such as bank obligations, collateralized mortgage-obligations (CMOs), foreign securities, hybrids, and futures and options. Under normal circumstances, at least 65% of the Fund's total assets will be invested in short-term bonds. In this regard, the dollar-weighted average effective maturity will not exceed three years, and the Fund will not purchase any security whose effective maturity, average life or tender date, measured from the date of settlement, exceeds seven years. The Fund will purchase securities rated within the four highest credit categories by at least one established public rating agency (or, if unrated, a T. Rowe Price equivalent). Short and intermediate-term securities typically yield more than money market securities, but less than longer term securities. Also, share price fluctuations should be lower than a mutual fund investing in longer term securities.

                    T. Rowe Price GNMA Fund seeks to provide high level of current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments involving these securities. The fund invests primarily in mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development (HUD). The GNMA guarantee does not apply in any way to the price of GNMA securities or the fund, both of which will fluctuate with market conditions. The fund can also purchase bills, notes and bonds issued by the U.S. Treasury as well as related futures, other agency securities backed by the full faith and credit of the U.S. Government; and securities involving GNMAs, such as CMO's and stripped certificates (securities that receive only the interest or principal portion of the underlying mortgage payments).

                    Mortgage-Backed Securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-












          year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may

          PAGE 55
          lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. As a result the actual or "effective" maturity of a mortgage-backed security is virtually always shorter than its stated maturity.

                    T. Rowe Price International Bond Fund seeks a high level of current income and capital appreciation by investing in a diversified portfolio of high-quality nondollar-denominated, government and corporate bonds outside the U.S. The Fund also seeks to moderate price fluctuation by actively managing its maturity structure and currency exposure.

                    The Fund will invest primarily (at least 65% of assets) in debt securities that are considered high quality at the time of purchase. The Fund may also invest up to 20% of its total assets in below investment grade, high-risk ("junk") bonds, including bonds in default or those which have received the lowest rating.

                    Rowe Price-Fleming International, Inc. ("Price-Fleming"), the Fund's investment manager, will base its investment decisions on fundamental market attractiveness, currency trends, local market factors and credit quality. The Fund will generally invest in countries where the combination of fixed income market returns and currency exchange rate movements is attractive, or, if the currency trend is unfavorable, where the currency risk can be minimized through hedging.

                    Although the fund expects to maintain an intermediate to long weighted average maturity, it has no maturity restrictions on the overall portfolio or on individual securities. Normally, the fund does not hedge its foreign currency exposure back to the dollar, nor involve more than 50% of total assets in cross hedging transactions. Therefore, changes in foreign interest rates and currency exchange rates are likely to have a significant impact on total return and the market value












          of   portfolio   securities.   Such   changes   provide   greater
          opportunities for capital gains and greater risks of capital loss. Price-Fleming attempts to reduce these risks through diversification among foreign securities and active management of maturities and currency exposures.

                    The Fund will normally not hedge its foreign currency exposure back to the dollar and will normally have no more than 50% of the value of its total assets involved in cross hedging

          PAGE 56
          transactions. Therefore, its total return, and, in particular, the principal value of its foreign-currency-denominated debt securities, is likely to be significantly affected by changes in foreign interest rate levels and foreign currency exchange rates. These changes provide greater opportunity for capital gains as well as greater risks of capital loss. Exchange rate movements can be large and endure for extended periods of time. Price-Fleming will attempt to reduce the risks associated with investments in international fixed income securities through portfolio diversification and active management of the Fund's maturity structure and currency exposure.

                    Because Price-Fleming currently expects to invest a large percentage of assets in foreign government securities in order to maintain liquidity and to reduce credit risk, the Fund has registered as a "non-diversified" investment company. The Fund may, for temporary defensive purposes, invest, without limitation, in U.S. dollar-denominated debt securities.

                    T. Rowe Price High Yield Fund, Inc. has high current income and, secondarily, capital appreciation as its objective. Under normal conditions the fund expects to invest at least 80% of its total assets in a widely diversified portfolio of high-yield bonds (so-called "junk" bonds), and income producing convertible securities and preferred stocks. The fund may also invest in a variety of other securities, including foreign securities, pay-in-kind bonds, private placements, bank loans, hybrid instruments, futures and options. The fund's longer average maturity (expected to be in the 8- to 12- year range), makes its price more sensitive to broad changes in interest rate movements than shorter-term bond funds. The portfolio manager buys defaulted bonds only if significant potential for capital appreciation is expected. In addition, the Fund may invest in medium quality, investment grade securities, and, for temporary defensive purposes, higher quality securities. The Fund may also invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities.

          Special Risks of Investing in Junk Bonds

                    The following special considerations are additional risk factors associated with the Fund's investments in lower rated debt securities.












                    Youth and Growth of the Lower Rated Debt Securities Market. The market for lower rated debt securities is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower rated debt securities in the Fund's portfolio, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and

          PAGE 57
          obtain additional financing than on higher rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher rated securities. An investment in this Fund is more speculative than investment in shares of a fund which invests only in higher rated debt securities.

                    Sensitivity to Interest Rate and Economic Changes. Prices of lower rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower rated debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

                    Liquidity and Valuation. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted lower rated securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect its net asset value per share. If market quotations are not readily available for the Fund's lower rated or nonrated securities, these securities will be valued by a method that the Fund's Board of Directors believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

                    Congressional Action. New and proposed laws may have an impact on the market for lower rated debt securities. T. Rowe Price is unable at this time to predict what effect, if any, any such legislation may have on the market for lower rated debt securities.

          PAGE 58
                    Taxation. Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

                    T. Rowe  Price New Income Fund, Inc.  seeks the highest
          level of income over time consistent with the preservation of capital through investment primarily in marketable debt securities. The Fund invests in long, intermediate and short-term debt securities. The Fund has no maturity restrictions, but the average portfolio maturity is generally expected to be between four and 15 years although it may vary significantly. At least 80% of the Fund's total assets will be invested in income-producing, investment-grade instruments, including (but not limited to) U.S. Government and agency obligations, mortgage-backed securities, corporate debt securities, asset-backed securities, bank obligations, CMO's, commercial paper, foreign securities, and others. The Fund will purchase securities rated investment grade by at least one of the established public rating agencies (e.g., AAA, AA, A, or BBB by Standard & Poor's Corporation (S&P) or Aaa, Aa, A, or Baa by Moody's investors Services, Inc. (Moody's)) or, if unrated, are of equivalent investment quality as determined by the Fund's investment manager, T. Rowe Price. Debt securities within the top two credit categories comprise what are generally known as high-grade bonds. Medium-grade bonds (e.g., BBB by S&P) are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. The Fund may invest up to 5% of net assets in securities rated at the time of purchase within T. Rowe Price top four credit categories without regard to the public agency ratings. Without regard to quality, the Fund may invest up to 25% of its total assets (not including cash) in preferred and common stocks and convertible securities, convertible into or which carry warrants for common stocks or other equity securities. The Fund may also invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities.

                               Spectrum Growth Fund

                    T. Rowe Price Growth & Income Fund, Inc. seeks long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying stocks with prospects for appreciation and increasing dividends. The Fund's assets are invested primarily in common stocks of companies whose earnings are expected by T. Rowe Price to grow at a rate in excess of that of common stocks in general and are adequate to support a growing dividend. To further its objectives, the Fund may also purchase common stocks which do not provide current income, but which offer prospects for capital appreciation and future income. Relative value (based on a

          PAGE 59
          company's asset value or projected earnings growth), dividend yield, and potential for dividend and earnings growth are the predominant considerations in evaluating prospective Fund holdings.

                    In seeking to achieve its investment objective, the Fund may invest in companies which are believed to be undervalued or out of favor in the eyes of the investment community. An undervalued company is generally one where (1) the stock/bond price is low in relation to the general market, industry standards or a company's historical record based on an evaluation of various financial measures such as earnings, cash flow, book value and dividends; or (2) potential value exists because of a) a company's assets, such as real estate, which are carried on a company's books at lower than market value, or b) intangibles, such as franchise value, a dominant market share in the industry or a well-known brand name.

                    Although the Fund will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities (25% of total assets), convertible securities and warrants, when considered consistent with the Fund's investment objectives and program. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options. The Fund's investments in convertible securities, preferred stocks and debt securities are limited to 30% of the Fund's total assets. The Fund's investments in non-investment grade debt securities are limited to 10% of total assets.

                    T. Rowe Price International Stock Fund seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.













                    The Fund intends to diversify investments broadly among countries and to normally have at least three different countries represented in the portfolio. The Fund may invest in countries of the Far East and Europe as well as Africa, Australia, Canada, and other areas (including newly industrialized and emerging countries).

                    The Fund expects to invest substantially all of its assets in common stocks. However, the Fund may also invest in a variety of other equity related securities, such as preferred stocks, warrants and convertible securities, as well as corporate and governmental debt securities, when considered consistent with the Fund's investment objective and program. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options. The Fund's investments in securities other than common stocks is, under normal market conditions, limited to no more than 35% of total assets. However, for temporary defensive purposes, the Fund may invest all or a significant portion of its assets in U.S. government and corporate debt obligations. The Fund will not purchase any debt security which at the time of purchase is rated below investment grade.

          PAGE 60
          This would not prevent the Fund from retaining a security downgraded to below investment grade after purchase.

                    T.  Rowe Price  New  Era  Fund,  Inc.  seeks  long-term
          capital appreciation by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, as well as through investment in stocks of selected, non-resource growth companies. Current income is not a factor in the selection of stocks for investment by the Fund. The Fund invests in a diversified group of companies whose earnings and/or value of tangible assets are expected to grow faster than the rate of inflation over the long term. T. Rowe Price believes the most attractive opportunities which satisfy the Fund's objective are in companies which own or develop natural resources and in companies where management has the flexibility to adjust prices or the ability to control operating costs. The percentage of the Fund's assets invested in natural resource and related businesses versus the percentage invested in non-resource companies may vary greatly depending upon economic and monetary conditions and the outlook for inflation. The earnings of natural resource companies may be expected to follow irregular patterns, because these companies are particularly influenced by the forces of nature and international politics. Companies which own or develop real estate might also be subject to irregular fluctuations of earnings, because these companies are affected by changes in the availability of money, interest rates, and other factors.

                    Although the Fund will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities (35% of total assets), convertible securities and warrants, when considered consistent with the Fund's investment objective and program. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options. The Fund's investments in non-investment grade debt securities are limited to 10% of total assets.

                    T. Rowe Price Growth Stock Fund, Inc. seeks long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies. The fund will invest primarily in the common stocks of a diversified group of growth companies. A growth company is defined as one which: (1) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general; and (2) has indications of being able to continue this growth pattern in the future. While current dividend income is not a prerequisite in the selection of a growth company, the companies in which the Fund will invest normally have a record of paying dividends and are generally expected to increase the amounts of such dividends in future years as earnings increase.

                    Although the Fund will invest primarily in U.S. common stocks, it may also purchase other types of securities, for

          PAGE 61
          example, foreign securities (30% of total assets), convertible securities and warrants, when considered consistent with the Fund's investment objectives and program. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options.

                    T. Rowe Price New Horizons Fund, Inc. seeks long-term growth of capital through investment primarily in common stocks of small, rapidly growing companies. The fund will invest primarily in a diversified group of small, emerging growth companies. It seeks to invest early in the corporate life cycle and before a company becomes widely-recognized by the investment community. The Fund may also invest in companies which offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. Current income is not a factor in the selection of stocks.

                    Investors  should  realize  that  the  very  nature  of
          investing in small companies involves greater risk than is customarily associated with more established companies. The Fund is designed for long-term investors who are willing to accept greater investment risks in search of substantial long-term rewards. Small companies often have limited product lines, markets, or financial resources, and they may be dependent upon a small group of inexperienced managers. The securities of small companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. However, small companies may offer greater opportunities for capital appreciation than larger, more established companies. In addition, small companies are often overlooked by the investment community. Therefore, these securities may be undervalued and provide the potential for significant capital appreciation.

                    Although the Fund will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities (10% of total assets), convertible securities and warrants, when considered consistent with the Fund's investment objective and program. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options.




















































          PAGE 62
                               Income and Growth Funds

                    T. Rowe Price Prime Reserve Fund, Inc. is a money market fund which maintain a stable share price of $1.00. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured by the U.S. government, nor is its yield fixed. The Fund generally purchases securities which mature in 13 months or less, although the Fund may purchase U.S. government securities with a maturity of up to 25 months. The dollar-weighted average maturity of the Fund will not exceed 90 days.

                    The objectives of the Fund are preservation of capital, liquidity, and, consistent with these objectives, the highest possible current income through investments primarily in high-quality money market securities. To achieve its objectives, the Fund invests in a diversified portfolio of domestic and foreign U.S. dollar-denominated money market securities rated within the two highest credit categories assigned by established rating agencies or, if not rated, of equivalent investment quality as determined by the Fund's investment manager, T. Rowe Price.

                    The Fund will  invest at least 95% of  its total assets
          in prime money market instruments--that is, securities which are rated within the highest credit category assigned by at least two established rating agencies (or one rating agency if the security is rated by only one, or, if not rated, T. Rowe Price's equivalent). A security is considered rated if the security itself, the issuer, or a comparable security of the issuer is rated. T. Rowe Price subjects all securities eligible for investment to its own credit analysis and considers all Fund's securities may have adjustable rates of interest with periodic demand features.

                    T. Rowe Price Equity Income Fund seeks to provide substantial dividend income as well as long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Fund emphasizes companies with favorable prospects for increasing dividend income, and secondarily, capital appreciation. Over time, the income component (dividends and interest earned) of the Fund's investments is expected to be a significant contributor to the Fund's total return. The Fund's income yield is expected to be significantly above that of the Standard & Poor's 500 Stock Index.

                    To achieve its objective, the Fund will, under normal circumstances, invest at least 65% of its assets in income-producing common stocks, whose prospectus for dividend growth and capital appreciation are considered favorable by T. Rowe Price. To enhance capital appreciation potential, the Fund also uses a value-oriented approach, which means it invests in stocks it believes are currently undervalued. The Fund's investments will generally be made in companies which share some of the following characteristics:

          PAGE 63
                       established operating histories;
                       above-average current dividend yields relative to the S&P 500;
                       low price/earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and
                       low stock price relative to company's underlying value as measured by assets, earnings, cash flow or business franchises.

                    The Fund may also invest its assets in fixed income securities (corporate, government, and municipal bonds of various maturities). The Fund would invest in municipal bonds when the expected total return from such bonds appears to exceed the total returns obtainable from corporate or government bonds of similar credit quality. Interest earned on municipal bonds purchased by the Fund will be taxable income to Fund shareholders. Although the Fund will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities (25% of total assets), convertible securities and warrants, when considered consistent with the Fund's investment objective and program. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options.


                                SPECIAL CONSIDERATIONS

                    Prospective investors should consider that certain Underlying Price Funds (the "Price Funds") may engage in the following:

                    (1) Foreign Currency Transactions. Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International Bond and International Stock Funds, as well as certain other Price Funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price Funds may incur costs in connection with conversions between various currencies. The Price Funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price Funds will generally not enter into a forward contract with a term of greater than one

          PAGE 64
                         year. Although foreign currency transactions will be used primarily to protect the Price Funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

                    (2) Lending Portfolio Securities. Lend portfolio securities for the purpose of realizing additional income. The Price Funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

                    (3) Futures Contracts and Options (types of potentially high-risk derivatives). Enter into interest rate, stock index or currency futures contracts. Certain Price Funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements or currency exchange rates in the Price Funds' portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price Funds; (2) as an efficient means of adjusting the Price Funds' exposure to the markets; or (3) to adjust the duration of the Price Funds' portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price Fund's net asset value. Certain Price Funds may also purchase and sell call and put options on securities, currencies and financial and stock indices. The aggregate market value of each Fund's currencies or portfolio securities covering call or put options will not exceed 25% of a Fund's net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price Fund's total return and a Price Fund's attempt to use such investments for hedging purposes may not be successful.














              FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND, CALL
                           1-800-638-5660 (1-410-547-2308).


                               INVESTMENT RESTRICTIONS

          PAGE 65
                    Fundamental policies of the Funds may not be changed without the approval of the lesser of (1) 67% of the Funds'
          shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Funds' outstanding shares. Other restrictions, in the form of operating policies, are subject to change by Spectrum Fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Fund.

                                 Fundamental Policies

                    As a matter of fundamental policy, each Fund may not:

                    (1) Borrowing. Borrow money, except each Fund may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities (see page 13 of the prospectus). Interest paid on any such borrowings will reduce net investment income;

                    (2)  Commodities.    Purchase  or sell  commodities  or
                         commodity or futures contracts;

                    (3)  Loans.    Make  loans,   although  the  Funds  may
                         purchase money market securities and enter into repurchase agreements;

                    (4) Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

                    (5) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Funds as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each Fund's total assets, valued at market;












                    (6) Real Estate. Purchase or sell real estate including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each Fund may purchase money market securities secured by

          PAGE 66
                         real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

                    (7)  Senior Securities.  Issue senior securities;

                    (8)  Short Sales.  Effect short sales of securities; or

                    (9) Underwriting. Underwrite securities issued by other persons, except to the extent the Funds may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

                                  Operating Policies

                    As a matter of operating policy, each Fund may not:

                    (1)  Control  of  Portfolio   Companies.    Invest   in
                         companies for the purpose of exercising management or control;

                    (2) Illiquid Securities. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities provided that each Fund will not invest more than 10% of its total assets in restricted securities;

                    (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development programs;

                    (4)  Options.  Invest in options;

                    (5) Ownership of Portfolio Securities by Officers and Directors. Purchase or retain the securities of any issuer if, to the knowledge of the Funds' management, those officers and directors of Spectrum Fund, and of its investment manager, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;













                    (6) Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government or any foreign government, their agencies or instrumentalities or shares of Price mutual funds) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of issuers which at the

          PAGE 67
                         time  of purchase had  been in operation  for less
                         than  three  years,   including  predecessors  and
                         unconditional guarantors; or

                    (7)  Warrants.  Invest in warrants.



















































          PAGE 68
                    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-21425, October 18, 1995): (i) there is no limit on the amount the Funds may own of the total outstanding voting securities of registered investment companies which are members of the T. Rowe Price family of funds, (ii) each Fund, in accordance with its prospectus, may invest more than 5% of its assets in any one such investment company, and (iii) each Fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.

                    Because of their investment objectives and policies, the Funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Funds' investment programs set forth in the prospectus, each of the Funds may invest more than 25% of its assets in certain of the
          Underlying Price Funds. However, each of the Underlying Price Funds in which each Fund will invest (other than New Income Fund, Short-Term Bond Fund, High Yield Fund and International Bond
          Fund) will not concentrate more than 25% of its total assets in any one industry. The New Income Fund and Short-Term Bond Fund will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas, utility, gas transmission utility, electric utility, telephone utility and petroleum.

                    The Short-Term Bond Fund, International Bond Fund and High Yield Fund will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets.

          Redemptions in Kind

                    In the unlikely event a shareholder were to receive an in kind redemption of portfolio securities of either Fund,

          brokerage fees could be incurred by the shareholder in subsequent sale of such securities.

          Issuance of Fund Shares for Securities

                    Transactions involving issuance of a fund's shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international market; and (d) are not illiquid.















          PAGE 69
                               MANAGEMENT OF THE FUNDS

                    The management of each Fund's business and affairs is the responsibility of the Board of Directors for Spectrum Fund. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement (see page
          18) and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the

          Commission). A majority of Spectrum Fund's directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the interested directors and the officers of Spectrum Fund and T. Rowe Price also serve in similar positions with most of the Underlying Price Funds. Thus, if the interests of a Fund and the Underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that Fund and the Underlying Price Funds. The directors of Spectrum Fund believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Spectrum Fund or the Growth Fund or Income Fund separately, could be adverse to the interests of an Underlying Price Fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, limitations on aggregate investments in the Underlying Price Funds and other restrictions have been adopted by Spectrum Fund to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

                    The officers and directors of Spectrum Fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. In the list below, Spectrum Fund's directors who are considered "interested persons" of T. Rowe Price or the Fund as defined under Section 2(a)(19) of the Investment Company Act of 1940 are noted with an asterisk (*). Mr. Riepe is referred to as an inside director by virtue of his directorship and employment by T. Rowe Price.

          *JAMES S. RIEPE, Chairman of the Board--Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc.,
          T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc.; Director, Rhone-Poulenc Rorer, Inc.













          JEFFREY H. DONAHUE, Director--Senior Vice President and Chief Financial Officer of The Rouse Company, a full-service real estate

          PAGE 70
          and development company, Columbia, Maryland; Address: 10275 Little Patuxent Parkway, Columbia, Maryland 21044
          A. MACDONOUGH PLANT, Director--Partner, law firm of Stewart, Plant & Blumenthal; (formerly until 4/91) Partner, law firm of Semmes, Bowen & Semmes, Baltimore, Maryland; Address: Suite 910,

          7 Seven St. Paul Street, Baltimore, Maryland 21202
          PETER VAN DYKE, President--Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company
          STEPHEN W. BOESEL, Vice President--Vice President, T. Rowe Price GEORGE J. COLLINS, Vice President--President, Chief Executive Officer, and Managing Director, T. Rowe Price; Director, Price-Fleming, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.; Chartered Investment Counselor
          HENRY H. HOPKINS, Vice President--Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, Price-Fleming and T. Rowe Price Retirement Plan Services, Inc.
          EDMUND M. NOTZON, Vice President--Vice President, T. Rowe Price and T. Rowe Price Trust Company; formerly, (1972-1989) charter member  of  the  U.S.  Senior  Executive  Service  and  Director,
          Analysis and Evaluation Division in the Office of Water Regulations and Standards of the U.S. Environmental Protection Agency
             WILLIAM T. REYNOLDS, Managing Director, T. Rowe Price
          CHARLES P. SMITH, Vice President--Managing Director, T. Rowe Price; Vice President, Price-Fleming
          M. DAVID TESTA, Vice President--Managing Director, T. Rowe Price; Chairman of the Board, Price-Fleming; Director and Vice
          President,  T. Rowe  Price  Trust  Company;  Chartered  Financial
          Analyst
          LENORA V. HORNUNG, Secretary--Vice President, T. Rowe Price PATRICIA S. BUTCHER, Assistant Secretary--Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services,

          Inc.
          CARMEN F. DEYESU, Treasurer--Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company
          DAVID  S. MIDDLETON, Controller--Vice  President, T.  Rowe Price,
          T. Rowe Price Services, Inc., and T. Rowe Price Trust Company ROGER L. FIERY, III, Assistant Vice President--Vice President, T. Rowe Price and Price-Fleming
          EDWARD T. SCHNEIDER, Assistant Vice President--Assistant Vice President, T. Rowe Price; Vice President, T. Rowe Price Services, Inc.














          INGRID  I.  VORDEMBERGE, Assistant  Vice  President--Employee, T.
          Rowe Price
          JUDITH B. WARD, Assistant Vice President--Employee, T. Rowe Price































































          PAGE 71
                                  COMPENSATION TABLE
          _________________________________________________________________
                                            Pension or   Total Compensation
                                            Retirement      from Fund and
           Name of            Aggregate      Benefits       Fund Complex
           Person,          Compensation    Accrued as         Paid to
          Position          from Fund(a)  Part of Fund(b)   Directors(c)
          _________________________________________________________________
          Spectrum Income


          Jeffrey H. Donahue,   $7,972         N/A            $22,000
          Director

          A. MacDonough Plant,   7,972         N/A             22,000
          Director

          James S. Riepe,           --         N/A                 --
          Director(d)

          Spectrum Growth

          Jeffrey H. Donahue,   $7,028         N/A            $22,000
          Director


          A. MacDonough Plant,   7,028         N/A             22,000
          Director

          James S. Riepe,           --         N/A                 --
          Director(d)

          (a) Amounts in this column are for the fiscal year January 1, 1994 to December 31, 1994.
          (b) Not applicable. The funds do not pay pension or retirement benefits to officers or directors of the Fund.
          (c) Amounts in this column included three funds at December 31, 1994.
          (d) Any director of the fund who is an officer or employee of T. Rowe Price receives no remuneration from the fund.


               The Fund's Executive Committee, comprised of Mr. Riepe and Mr. Plant, have been authorized by the Board of Directors to exercise all powers of the Board to manage Spectrum Fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

               Spectrum Fund's officers  will receive no  remuneration from the Fund, but are paid by T. Rowe Price. Spectrum Fund's officers and interested directors presently serve as officers or interested directors of most of the Underlying Price Funds. The Underlying

          PAGE 72
          Price Funds pay their disinterested directors a director's fee plus a proportionate share of travel and other expenses incurred in attending Board meetings.


                           PRINCIPAL HOLDERS OF SECURITIES


               As of the date of the prospectus, the officers and directors of Spectrum Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

               As of January 31, 1996, no stockholder benefically owned more than 5% of the outstanding shares of either Spectrum Income Fund or Spectrum Growth Fund.


                            INVESTMENT MANAGEMENT SERVICES

               The business of Spectrum Fund will be conducted by its officers, directors, and investment manager in accordance with policies and guidelines set up by Spectrum Fund's directors which were included in the Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-21425, October 18, 1995).

               Each Fund will operate at a zero expense ratio. To accomplish this, the payment of each Fund's operational expenses is subject to the Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with T. Rowe Price. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.

               Special Servicing Agreement. Spectrum Fund has entered into a Special Servicing Agreement ("Agreement") between and among the Underlying Price Funds, T. Rowe Price and T. Rowe Price Services, Inc. ("Price Services"). Under the Agreement, Price Services will act as Shareholder Servicing Agent for Spectrum Fund and arrange for all other services necessary for the operation of Spectrum Fund.















               The Agreement provides that, if the Board of Directors/Trustees of any Underlying Price Fund determines that such Underlying Price Fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to such Underlying Price Fund from the operation of Spectrum Fund, the Underlying

          PAGE 73
          Price Fund will bear those expenses in proportion to the average daily value of its shares owned by each Fund, provided further that no Underlying Price Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Price Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Underlying Price Funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

               The Special Servicing Agreement also gives authority to Spectrum Fund to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the Growth Fund and the Income Fund are invested pursuant to each

          Fund's objectives and policies in shares of the various Underlying Price Funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreement provides that the Funds will utilize assets deposited with the custodian of each Fund from the sale of each Fund's shares to promptly purchase shares of the specified Underlying Price Funds, and will undertake redemption or exchange of such shares of the Underlying Price Funds in the manner provided by the objectives and policies of each Fund.

               Under the Investment Management Agreement with the Funds, and the Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of Spectrum Fund which exceed the estimated savings to each of the Underlying Price Funds. Of course, shareholders of Spectrum Fund will still indirectly bear their fair and proportionate share of the cost of operating the Underlying Price Funds in which the Spectrum Fund invests because, Spectrum Fund, as a shareholder of the Underlying Price Funds, will bear its proportionate share of any fees and expenses paid by the Underlying Price Funds. Spectrum Fund, as a shareholder of the selected Underlying Price Funds, will benefit only from cost-sharing reductions in proportion to its interest in such Underlying Price Funds.














          Services

               Under the Management Agreement with each Fund, T. Rowe Price provides each Fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of each Fund in accordance with each Fund's investment objectives, program, and restrictions as provided in their prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security


          PAGE 74
          transactions on behalf of each Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that the Funds will invest their assets almost exclusively in the shares of the Underlying Price Funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, T. Rowe Price provides each Fund with certain corporate administrative services, including: maintaining Spectrum Fund's corporate existence, corporate records, and registering and qualifying each Fund's shares under federal and state laws; monitoring the financial, accounting, and administrative functions of each Fund; maintaining liaison with the agents employed by each Fund such as the custodian and transfer agent; assisting each Fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of each Fund without cost to the Fund.

               T. Rowe Price has agreed not to be paid a management fee for performing its services. However, T. Rowe Price and Price-Fleming will receive management fees from managing the Underlying Price Funds in which Spectrum Fund invests.

               Each Fund's Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

               Each Fund's Management Agreement provides that the Fund will bear  all expenses of its  operations not specifically assumed by
          T. Rowe Price. However, T. Rowe Price will reimburse the Fund for certain expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of such assets, and 1.5% of net assets in excess of $100 million. For the purpose of determining whether the Fund is entitled to reimbursement, the expenses of the Fund are calculated on a monthly basis. If the Fund is entitled to reimbursement, that month's management fee will be reduced or postponed with any adjustment made after the end of the year.

          Management Fees of Underlying Price Funds

               Each Underlying Price Fund pays T. Rowe Price or Price-Fleming a fee ("Fee") which consists of two components: a Group

          Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price or Price-Fleming on the first

          PAGE 75
          business day of the next succeeding calendar month and is calculated as described below.

               The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily

          Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:


































          PAGE 76
                                     Price Funds'
                                Annual Group Base Fee
                            Rate for Each Level of Assets
                          _________________________________

                                  0.480%   First $1 billion
                                  0.450%   Next $1 billion
                                  0.420%   Next $1 billion
                                  0.390%   Next $1 billion

                                  0.370%   Next $1 billion
                                  0.360%   Next $2 billion
                                  0.350%   Next $2 billion
                                  0.340%   Next $5 billion
                                  0.330%   Next $10 billion
                                  0.320%   Next $10 billion
                                  0.310%   Thereafter

                    The Individual Fund Fees and total management fees of the Underlying Price Funds are as follows:

                                            Individual Fee    Total
                                            as a % of Fund Management
                           Name of Fund       Net Assets    Fee Paid


                       International Bond Fund    0.35%        0.69%
                       International Stock Fund   0.35         0.69
                       New Horizons Fund          0.35         0.69
                       High Yield Fund            0.30         0.64
                       Equity Income Fund         0.25         0.59
                       Growth Stock Fund          0.25         0.59
                       New Era Fund               0.25         0.59
                       GNMA Fund                  0.15         0.49
                       Growth & Income Fund       0.25         0.59
                       New Income Fund            0.15         0.49
                       Short-Term Bond Fund       0.10         0.44
                       Prime Reserve Fund         0.05         0.39


                    Based on combined Price Funds' assets of approximately $48.6 billion at December 31, 1995, the Group Fee was 0.34%. The total combined management fee for each of the Underlying Price Funds would have been an annual rate as shown above.

                    For  the  purpose  of calculating  the  Group  Fee, the
          Price Funds include all the mutual funds distributed by T. Rowe Price Investment Services, Inc. (excluding the Spectrum Fund, Equity Index Fund, and any institutional or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the Fund's prospectus as of the close of business on the previous business day on which the Fund was open for business.












          PAGE 77
                    The monthly Fund Fee for each Underlying Price Fund ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual Fund Fee Rate for each Fund and multiplying this product by the net assets of the Fund for that day, as determined in accordance with the Fund's prospectus as of the close of business on the previous business day on which the Fund was open for business.


                              DISTRIBUTOR FOR THE FUNDS

                    T. Rowe  Price Investment  Services, Inc.  ("Investment
          Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price, serves as Spectrum Fund's distributor, on behalf of the Income and Growth Fund. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of Spectrum Fund's shares is continuous.

                    Investment Services is  located at the same address  as

          Spectrum Fund and T. Rowe Price -- 100 East Pratt Street, Baltimore, Maryland 21202.

                    Investment Services serves as distributor to Spectrum Fund, on behalf of the Income and Growth Fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides for each Fund to pay its fees and expenses in connection with registering and qualifying its shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders. However, all such fees and expenses are subject to the Special Servicing Agreement.


                    The Underwriting Agreement provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling shares for each Fund; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each Fund, except for those fees and expenses specifically assumed by the Funds. Investment Services' expenses are paid by T. Rowe Price.















          PGAE 78
                    Investment Services acts as the agent of Spectrum Fund, on behalf of the Income and Growth Fund, in connection with the sale of the shares for each Fund in all states in which the shares are qualified and in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for each Fund's shares at net asset value. No sales charges are paid by investors or the Fund.



                                      CUSTODIAN

                    State Street Bank and Trust Company (the "Bank"), under an agreement with Spectrum Fund, on behalf of the Income and Growth Fund, serves as the custodian for each Fund's securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Corporation. The Bank maintains shares of the Underlying Funds in the book entry system of such funds transfer agent. T. Rowe Price Services, Inc. State Street Bank's main office is at 225 Franklin Street, Boston,
          Massachusetts 02110. Payments of the fees and expenses of the Income and Growth Funds under the Custodian Agreement are subject to the Special Servicing Agreement.


                                    CODE OF ETHICS

                    The Fund's  investment adviser  (T. Rowe  Price) has  a
          written Code of Ethics which requires all employees to obtain prior clearance before engaging in any personal securities transactions. In addition, all employees must report their personal securities transactions within ten days of their execution. Employees will not be permitted to effect transactions in a security: If there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price's rating of the security within five days; or the security is subject to internal trading restrictions. In addition, employees are prohibited from engaging in short-term trading (e.g., purchases and sales involving the same security within 60 days). Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

                                PRICING OF SECURITIES














          PAGE 79
                    The securities of the Underlying Price Funds held by each Fund are valued at the net asset value of each Underlying
          Price Fund. For the Growth Fund, short-term money market investments are valued at cost which, when combined with accrued interest receivable, approximates market value. For the Income Fund, securities with less than one year to maturity are stated at fair value which is determined by using a matrix system that establishes a value for each security based on money market yields.



                              NET ASSET VALUE PER SHARE

                    The  purchase  and  redemption  price  of  each  Fund's
          shares is equal to its net asset value per share or share price. Each Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities each Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New

          Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                    Determination of net asset value (and the offering, sale, redemption and repurchase of shares) for a Fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


                                      DIVIDENDS

                    Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by about 10 days although the exact timing is subject to change.
          PAGE 80
                                      TAX STATUS

                    Each   Fund   intends  to   qualify  as   a  "regulated
          investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

                    A  portion  of  dividends  paid by  each  Fund  may  be

          eligible for the dividends-received deduction for corporate shareholders. Capital gain distributions paid from these Funds are never eligible for the dividends-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each Fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31), in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 in order to avoid a federal income tax.

                    At the time of your purchase, each Fund's net asset value may reflect undistributed income (Growth Fund only), capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains. On March 31, 1996, the books of the Income Fund indicated that the Fund's aggregate net assets included realized capital gains of $________ and unrealized depreciation of $_____________. On March 31, 1996, the books of the Growth Fund indicated that the Fund's aggregate net assets included undistributed net income of $____________, net realized capital gains of $____________, and unrealized appreciation of $__________.


                    If, in any taxable year, either Fund should not qualify as a regulated investment company under the Code:
          (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to shareholders, and
          (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and would qualify for the 70% deduction for dividends received by corporations.

          Taxation of Foreign Shareholders


          PAGE 81
                    The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of

          30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.


                                  YIELD INFORMATION

          Income Fund

                    From time to time, the Income Fund may advertise a yield figure calculated in the following manner:


                    An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the Securities and Exchange Commission. The income factors are then totalled for all securities in the portfolio. Next, expenses of the Fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per-share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield which is then annualized. Quoted yield factors are for comparison purposes only, and are not intended to indicate future performance or forecast the dividend per share of the

          Fund.

                    The yield of the Fund calculated under the above-described method for the month ended December 31, 1995 was 7.41%.


                                INVESTMENT PERFORMANCE

          Total Return Performance














                    Each Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value of a static account in the Fund and the ending value of that

          PAGE 82
          account measured by the  then current net asset  value, including all
          shares acquired through reinvestment of income and capital gains dividends. The results shown are historical and should not be considered indicative of the future performance of the Fund. Each average annual compound rate of return is derived from the cumulative performance of the Fund over the time period specified. The annual compound rate of return of the Fund over any other period of time will vary from the average.















































          PAGE 83
          Spectrum Income Fund

                       Cumulative Performance Percentage Change

                                       1 Year    3 Years Since Inception
                                        Ended     Ended   (6/29/90) to
                                      12/31/94+ 12/31/94   12/31/94++
                                       _________ ________ _______________


          Spectrum Income Fund           -1.94%    18.82%     45.93%
          90-day Treasury Bill            4.33     11.27      21.75
          Lehman Brothers Govt./Corp.
            Bond Index                   -3.51     15.26      41.51
          Lipper Flexible Income         -3.69     17.98      43.49
          CPI                             2.67      8.56      15.24

                       Average Annual Compound Rates of Return

                                       1 Year     3 Years  Since Inception
                                        Ended      Ended    (6/29/90) to
                                      12/31/94+  12/31/94    12/31/94++
                                      _________  ________  _______________


          Spectrum Income Fund          -1.94%      5.92%      8.75%
          90-day Treasury Bill           4.33       3.62       4.46
          Lehman Brothers Govt./Corp.
            Bond Index                  -3.51       4.85       8.01
          Lipper Flexible Income        -3.69       5.67       8.34
          CPI                            2.95       2.87       3.26

          +    If  you invested $1,000 at the beginning  of 1994, the total return on 12/31/94 would be $980.60 ($1,000 x -1.94%).
          ++   Assumes purchase  of one  share of  the Income  Fund at  the inception price of $10.00 on 6/29/90.































          PAGE 84
          Spectrum Growth Fund

                       Cumulative Performance Percentage Change

                                       1 Year    3 Years Since Inception
                                        Ended     Ended   (6/29/90) to
                                     12/31/94+  12/31/94   12/31/94++
                                       _________ ________ _______________


          Spectrum Growth Fund           1.40%    31.55%      53.61%
          S & P 500                      1.35     20.06       47.23
          Lipper Growth and Income
            Fund Index                  -0.72     26.59       50.06
          Wilshire 5000                 -0.06     21.18       49.93
          CPI                            2.67      8.56       15.24

                       Average Annual Compound Rates of Return

                                       1 Year    3 Years Since Inception
                                        Ended     Ended   (6/29/90) to
                                     12/31/94+  12/31/94   12/31/94++
                                       _________ ________ _______________


          Spectrum Growth Fund           1.40%     9.57%      10.00%
          S & P 500                      1.35      6.29        8.97
          Lipper Growth and Income
            Fund Index                  -0.72      8.18        9.44
          Wilshire 5000                 -0.06      6.61        9.41
          CPI                            2.67      2.77        3.20

          + If you invested $1,000 at the beginning of 1994, the total return on 12/31/94 would be $1,014 ($1,000 x 1.40%).
          ++ Assumes purchase of one share of the Growth Fund at the inception price of $10.00 on 6/29/90. Over this time, stock prices in general have risen.


          Outside Sources of Information

                    From time to time, in reports and promotional literature: (1) the Fund's total return performance or P/E ratio may be compared to any one or combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the stock market in general; (ii) other groups of mutual funds, including T. Rowe Price Funds tracked by: (A) Lipper Analytical Services, a widely used independent research firm which rates mutual funds by overall performance, investment objective, and assets; (B) Morningstar, Inc. another widely used independent research firm which ranks mutual funds; or (C) other financial or business publications, such as Business Week, Money Magazine,

          PAGE 85
          Forbes and Barron's, which provide similar information; (iii) indices of stocks comparable to those in which the Fund invests;
          (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund;
          (3) other government statistics such as GNP, and net import and export figures derived from governmental publications, e.g. The

          Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates;
          (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g. S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector. The Income Fund may also compare its performance or yield to a variety of fixed income investments (e.g., repos, CDs, Treasury bills) and other measures of performance set forth in financial publications maintained by persons such as the Donoghue Organization, Merrill Lynch, Pierce Fenner & Smith, Inc., Salomon Brothers, Inc. etc. In connection with (5) above, information derived from the following chart may be used:

                              IRA Versus Taxable Return

          Assuming 9% annual rate of return, $2,000 annual contribution and 28% tax bracket.


                     Year              Taxable          Tax Deferred

                      10              $ 28,700            $ 33,100
                      15                51,400              64,000
                      20                82,500             111,500
                      25               125,100             184,600
                      30               183,300             297,200

          IRAs














                      An IRA is a long-term investment whose objective is to accumulate personal savings for retirement. Due to the long-term nature of the investment, even slight differences in performance will result in significantly different assets at retirement.

          PAGE 86
          Mutual funds, with their diversity of choice, can be used for IRA investments. Generally, individuals may need to adjust their underlying IRA investments as their time to retirement and tolerance for risk changes.


          Other Features and Benefits

                      The Fund is a member of the T. Rowe Price Family of Funds and may help investors achieve various long-term investment goals, such as investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the Fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price Associates, Inc. and/or T. Rowe Price Investment Services, Inc. may be made available. These currently include: the Asset Mix Worksheet which is designed to show shareholders how to reduce their investment risk by developing a diversified investment plan; the College Planning Guide which discusses various aspects of financial planning to meet college expenses and assists parents in projecting the costs of a college education for their children; the Retirement Planning Kit (also available in a PC version) includes a detailed workbook to determine how much money you may need for retirement and suggests how you might invest to achieve your objectives; and the Retirees Financial Guide which includes a detailed workbook to determine how much money you can afford to spend and still preserve your purchasing power and suggests how you might invest to reach your goal; Tax Considerations for Investors discusses the tax advantages of annuities and municipal bonds and how to assess whether they are suitable for your portfolio, reviews pros and cons of placing assets in a gift to minors account, and summarizes the benefits and types; Personal Strategy Planner simplifies investment decision making by helping investors define personal financial goals, establish length of time the investor intends to invest, determine risk "comfort zone" and select diversified investment mix; and the How to Choose a Bond Fund guide which discusses how to choose an appropriate bond fund for your portfolio. From time to time, other worksheets and guides may be made available as well. Of course, an investment in the Fund cannot guarantee that such goals will be met.














                      To assist  investors in  understanding the  different
          returns and risk characteristics of various investments, the aforementioned guides will include presentation of historical returns of various investments using published indices. An example of this is shown below.





























































          PAGE 87
                     Historical Returns for Different Investments

          Annualized returns for periods ended 12/31/95

                                    50 years   20 years  10 years 5 years

          Small-Company Stocks        13.8%      19.6%     11.9%    24.5%

          Large-Company Stocks        11.9       14.6      14.8     16.6


          Foreign Stocks               N/A       15.1      13.9      9.7

          Long-Term Corporate Bonds    5.7       10.5      11.2     12.1

          Intermediate-Term U.S.
            Gov't. Bonds               5.9        9.7       9.1      8.8

          Treasury Bills               4.8        7.3       5.5      4.3

          U.S. Inflation               4.4        5.2       3.5      2.8


          Sources:   Ibbotson Associates,  Morgan Stanley.   Foreign stocks
          reflect performance  of The Morgan Stanley  Capital International

          EAFE Index, which includes some 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. This chart is for illustrative purposes only and should not be considered as performance for, or the annualized return of, any T. Rowe Price Fund. Past performance does not guarantee future results.

             Also included will be various portfolios demonstrating how these historical indices would have performed in various combinations over a specified time period in terms of return. An example of this is shown below.




























          PAGE 88
                        Performance of Retirement Portfolios*


                      Asset Mix      Average Annualized           Value
                                      Returns 20 Years              of
                                       Ended 12/31/95            $10,000
                                                                Investment
                                                               After Period
           _____________________   ______________________      ____________


                                       Nominal   Real   Best Worst
          PortfolioGrowth Income Safety Return Return** Year  Year

          I.   Low
               Risk  40%   40%    20%   11.8%    6.5%   24.9% 0.1%$ 92,675

          II.  Moderate
               Risk  60%   30%    10%   13.1%    7.9%   29.1%-1.8%$116,826

          III. High
               Risk  80%   20%     0%    14.3    9.1%   33.4%-5.2%$145,611

          Source: T. Rowe Price Associates; data supplied by Lehman Brothers, Wilshire Associates, and Ibbotson Associates.


          * Based on actual performance for the 20 years ended 1995 of stocks (85% Wilshire 5000 and 15% Europe, Australia, Far East [EAFE] Index), bonds (Lehman Brothers Aggregate Bond Index from 1976-94 and Lehman Brothers Government/Corporate Bond Index from 1975), and 30-day Treasury bills from January 1976 through December 1995. Past performance does not guarantee future results. Figures include changes in principal value and reinvested dividends and assume the same asset mix is maintained each year. This exhibit is for illustrative purposes only and is not representative of the performance of any T. Rowe Price fund.
          ** Based on inflation rate of 5.2% for the 20-year period ended 12/31/95.


          Insights

              From time to time, Insights, a T. Rowe Price publication of reports on specific investment topics and strategies, may be included in the Fund's fulfillment kit. Such reports may include information concerning: calculating taxable gains and losses on mutual fund transactions, coping with stock market volatility, benefiting from dollar cost averaging, understanding international markets, investing in high-yield "junk" bonds, growth stock













          PAGE 89
          investing, conservative stock investing, value investing, investing in small companies, tax-free investing, fixed income investing, investing in mortgage-backed securities, as well as other topics and strategies.

             Other Publications

              From time to time, in newsletters and other publications issued by T. Rowe Price Investment Services, Inc., reference may be made to economic, financial and political developments in the U.S. and abroad and their effect on securities prices. Such discussions may take the form of commentary on these developments by T. Rowe Price mutual fund portfolio managers and their views and analysis on how such developments could affect investments in mutual funds.


                                    CAPITAL STOCK

                    The Articles of Incorporation of Spectrum Fund currently establish two series (i.e., the Income Fund and the Growth Fund), each of which represents a separate class of the Corporation's shares and has different objectives and investment policies. The Articles of Incorporation also provide that the

          Board of Directors may issue additional series of shares. Each share of each Fund represents an equal proportionate share in that Fund, with each other share, and is entitled to such dividends and distributions of income belonging to that Fund as are declared by the Directors. In the event of the liquidation of a Fund, each share is entitled to a pro rata share of the net assets of that Fund.

                    The Funds' Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the Investment Company Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Funds have authorized to issue without shareholder approval.


          PAGE 90
                    Each share of each series has equal voting rights with every other share of every other series, and all shares of all series vote as a single group except where a separate vote of any class or series is required by the Investment Company Act of 1940, the laws of the State of Maryland, the Funds' Articles of

          Incorporation, the By-Laws of the Corporation, or as the Board of Directors may determine in its sole discretion. Where a separate vote is required with respect to one or more classes or series, then the shares of all other classes or series vote as a single class or series, provided that, as to any matter which does not affect the interest of a particular class or series, only the holders of shares of the one or more affected classes or series is entitled to vote. The preferences, rights, and other characteristics attaching to any series of shares, including the present series of capital stock, might be altered or eliminated, or the series might be combined with another series, by action approved by the vote of the holders of a majority of all the shares of all series entitled to be voted on the proposal, without any additional right to vote as a series by the holders of the capital stock or of another affected series.


                    Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation, entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.



          PAGE 91
                       FEDERAL AND STATE REGISTRATION OF SHARES

                    The Funds'  shares are  registered for  sale under  the

          Securities Act of 1933 and the Funds or their shares are registered under the laws of all states which require registration, as well as the District of Columbia and Puerto Rico.


                                    LEGAL COUNSEL

                    Shereff,  Friedman,  Hoffman  &   Goodman  LLP,   whose
          address is 919 Third Avenue, New York, New York 10022, is legal counsel to the Funds.


                               INDEPENDENT ACCOUNTANTS


                    Price Waterhouse LLP, 7 St. Paul Street, Suite 1700, Baltimore, Maryland 21202, are independent accountants to the Funds. The financial statements of each Fund for the year ended December 31, 1995, and the report of independent accountants are included in the Funds' Annual Report for the year ended December 31, 1995 on pages 8-14. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the year ended December 31, 1995, are incorporated into this Statement of Additional Information by reference:

                                                            Annual
                                                          Report Page
                                                         _____________

               Report of Independent Accountants              14
               Statement of Net Assets, December 31, 1995      8
               Statement of Operations, year ended
                  December 31, 1995                            9
               Statement of Changes in Net Assets, years ended
                  December 31, 1995 and December 31, 1994     10
               Notes to Financial Statements,
                  December 31, 1995                           11
               Financial Highlights                          12-13














          PAGE 92
                                        PART C
                                  OTHER INFORMATION

          Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements.

               The Condensed Financial Information (Financial Highlights table) is included in Part A of the Registration Statement.


               Statement  of  Net  Assets,  Statement  of  Operations,  and
               Statement of Changes in Net Assets are included in the Annual Report to Shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration Statement.

          (b)  Exhibits.

               (1)(a) Amended Articles of Incorporation of Registrant, dated July 24, 1987, as amended October 16, 1987 (filed with Amendment No. 7)

               (1)(b) Articles of Amendment of Registrant, dated July 1, 1991 (filed with Amendment No. 7)


               (1)(c) Articles Supplementary of Registrant, dated July 7, 1993 (filed with Amendment No. 7)

               (2) By-Laws of Registrant, as amended July 1, 1991 (filed with Amendment No. 7)

               (3)     Inapplicable

               (4)     Specimen Stock Certificate (filed with Amendment No.
                       5)

               (5)(a)  Investment   Management   Agreement   between    the
                       Registrant on behalf of the Spectrum Income Fund and

                       T. Rowe Price Associates, Inc., dated July 1, 1991 (filed with Amendment No. 7)

               (5)(b) Investment Management Agreement between the Registrant on behalf of the Spectrum Growth Fund and
                       T. Rowe Price Associates, Inc., dated July 1, 1991 (filed with Amendment No. 7)

               (6) Underwriting Agreement between the Registrant and T. Rowe Price Investment Services, Inc., dated June 12, 1990 (filed with Amendment No. 7)













          PAGE 93
               (7)     Inapplicable

               (8) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated September 28, 1987, as amended to June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
                       January 25, 1990, February  21, 1990, June 12, 1990,
                       July 18,  1990, October 15, 1990, February 13, 1991,

                       March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, and September 16, 1993,
                       November  3, 1993,  March 1,  1994, April  21, 1994,
                       July 27, 1994, September 21, 1994, November 1, 1994,
                       November 2, 1994, January 25, 1995, September 20, 1995, October 11, 1995, November 1, 1995, and
                       December 11, 1995.

               (9)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1996

               (9)(b)  Special  Servicing Agreement  between T.  Rowe Price

                       Funds, T. Rowe Price Services, Inc. and Registrant, dated June 12, 1990 (filed with Amendment No. 7)

               (9)(c)  Agreement between T. Rowe Price Associates, Inc. and
                       T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1996

               (9)(d) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 1996

               (10)    Inapplicable

               (11)    Consent of Independent Accountants


               (12)    Inapplicable

               (13)    Inapplicable

               (14)    Inapplicable

               (15)    Inapplicable

               (16)    Inapplicable














          PAGE 94
               (17) Financial Data Schedule for T. Rowe Price Spectrum Fund, Inc. as of December 31, 1995.

               (18)    Inapplicable

               (19)    Power of  Attorney for T. Rowe  Price Spectrum Fund,
                       Inc.

          Item 25.  Persons  Controlled by  or  Under Common  Control  with

                    Registrant

                    None.

          Item 26.  Number of Holders of Securities

               As of January 31, 1996, there were 43,504 shareholders in the Spectrum Income Fund.

               As of January 31, 1996, there were 75,018 shareholders in the Spectrum Growth Fund.

          Item 27.  Indemnification.

             The  Registrant maintains  comprehensive Errors  and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual. These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and forty-one other investment companies, namely, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc.,
          T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe

          Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc.,
          T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Balanced














          Fund, Inc., T. Rowe Price Short-Term  U.S. Government Fund, Inc.,
          T. Rowe Price

          PAGE 95
          Mid-Cap Growth Fund, Inc., T. Rowe Price OTC Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc.,
          T. Rowe Price  International Series,  Inc., T.  Rowe Price  Fixed

          Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
          T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., and T. Rowe Price Health Sciences Fund, Inc. The Registrant and the forty-one investment companies listed above, with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for the Price Funds, is the Manager. Price-Fleming is the manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

               Article  X,  Section  10.01  of  the  Registrant's   By-Laws
          provides as follows:

                    Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable

          PAGE 96
               limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.



                    Notwithstanding the  foregoing,  nothing  herein  shall
               protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

                    Anything   in   this   Article   X  to   the   contrary
               notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

                    (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

                    (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

                         (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in
                              Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding;

                              or

                         (ii) an  independent legal  counsel  in a  written
                              opinion.

                    Anything   in   this   Article   X   to   the  contrary
               notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

                    (a)  the  Indemnitee  provides   a  security  for   his
                         undertaking; or


          PAGE 97
                    (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or


                    (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

                         (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

                         (ii) an  independent legal  counsel  in a  written
                              opinion.


               Section 10.02 of the Registrant's By-Laws provides as follows:

                    Section 10.02. Insurance of Officers, Directors, Employees and Agents: To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,













               unenforceable.      In   the   event  that   a   claim   for
               indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by


          PAGE 98
               controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


          Item 28.  Business and Other Connections of Investment Manager.

          Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager. Price-Fleming was organized in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

          T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.

          TRP Distribution, Inc., a wholly-owned subsidiary of Investment Services, is a Maryland corporation organized in 1991. It was organized for and engages in the sale of certain investment related products prepared by Investment Services.

          T. Rowe Price Associates Foundation, Inc., was organized in 1981 for the purpose of making charitable contributions to religious, charitable, scientific, literary and educational organizations. The Foundation (which is not a subsidiary of the Manager) is funded solely by contributions from the Manager and income from investments.

          T. Rowe Price Services, Inc. ("Price Services"), a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.



          PAGE 99
          T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

          T.  Rowe Price  Trust Company  ("Trust Company"),  a wholly-owned subsidiary of the Manager, is a Maryland-chartered limited purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts and common trust funds and as trustee/investment agent for two trusts.

          T. Rowe Price Threshold Fund Associates, Inc., a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

          T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager, and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.

          T.  Rowe  Price  Threshold Fund  III,  L.P.,  a  Delaware limited partnership was organized in 1994 by the Manager, and invests in private financings of small companies with high growth potential;
          T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of this partnership.

          RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.













          T. Rowe Price Real Estate Group, Inc. ("Real Estate Group"), is a Maryland corporation and a wholly-owned subsidiary of the Manager established in 1986 to provide real estate services.
          Subsidiaries of Real Estate Group are: T. Rowe Price Realty Income Fund I Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund I, A No-Load Limited Partnership), T. Rowe Price Realty Income Fund II Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund II, America's Sales-Commission-Free Real Estate Limited Partnership), T. Rowe Price Realty Income Fund III

          Management, Inc., a Maryland corporation (General Partner of T. Rowe Price

          PAGE 100
          Realty Income Fund III, America's Sales-Commission-Free Real Estate Limited Partnership, and T. Rowe Price Realty Income Fund IV Management, Inc., a Maryland corporation (General Partner of
          T. Rowe Price Realty Income Fund IV, America's Sales-Commission-Free Real Estate Limited Partnership). Real Estate Group serves as investment manager to T. Rowe Price Renaissance Fund, Ltd., A Sales-Commission-Free Real Estate Investment, established in 1989 as a Maryland corporation which qualifies as a REIT.

          T.  Rowe  Price  Stable  Asset Management,  Inc.  ("Stable  Asset

          Management") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. Stable Asset Management, which is registered as an investment adviser under the Investment Advisers Act of 1940, specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed-income securities.

          T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly-owned subsidiary of the Manager organized in 1988 for the purpose of serving as the General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.


          T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940, and as a non-Canadian Adviser under the Securities Act (Ontario). TRP Canada provides certain services to the RPF International Bond Fund, a trust (whose shares are sold in Canada), and Price-Fleming serves as investment adviser to TRP Canada.















          T. Rowe Price Insurance Agency, Inc., is a wholly-owned subsidiary of T. Rowe Price Associates, Inc. organized in Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

          TRP Management,  Inc., is a Maryland  corporation wholly-owned by
          T. Rowe Price Associates, Inc. which was originally organized in 1990 as T. Rowe Price Industrial Advantage Fund I Management, Inc. In 1993, the name was changed to TRP Management, Inc. The subsidiary, in conjunction with CUNA Mutual Insurance Society and CUNA Service Group, Inc., established a Maryland limited liability company known as CMC--T. Rowe Price Management LLC. This company sponsored a family of no-load mutual funds available to members of credit unions in the United States ("CUNA Funds"). The CUNA Funds have

          PAGE 101
          filed an application with the SEC to withdraw registration under the Investment Company Act of 1940.

          Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.


          Tower Venture, Inc., a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1989 for the purpose of serving as a general partner of 100 East Pratt St., L.P., a Maryland limited partnership whose limited partners also include the Manager. The purpose of the partnership is to further develop and improve the property at 100 East Pratt Street, the site of the Manager's headquarters, through the construction of additional office, retail and parking space.

          TRP Suburban, Inc. is a Maryland corporation organized in 1990 as a wholly-owned subsidiary of the Manager. TRP Suburban has entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which houses the Manager's transfer agent, plan administrative services, retirement plan services and operations support functions.

          TRP Suburban Second, Inc., a wholly-owned  Maryland subsidiary of
          T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.
















          TRP Finance, Inc., a wholly-owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

          T. Rowe Price Strategic Partners Fund, L.P. is a Delaware limited partnership organized in 1990 for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of the Fund is T. Rowe Price Strategic Partners, L.P.,
          ("Strategic  Partners"), a  Delaware  limited  partnership  whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly-owned subsidiary of the Manager. Strategic Partners also serves as the general partner of T. Rowe Price Strategic Partners Fund II, L.P., a Delaware limited partnership established in 1992.

          Listed below are the directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

          PAGE 102
          JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.


          RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

          JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Tayloe Murphy Professor, The Darden Graduate School of Business Administration, University of Virginia, and a director of:
          Chesapeake Corporation, a manufacturer of paper products, Cadmus Communications Corp., a provider of printing and communication services; Comdial Corporation, a manufacturer of telephone systems for businesses; and Cone Mills Corporation, a textiles producer. Mr. Rosenblum's address is: P.O. Box 6550, Charlottesville, Virginia 22906.


          ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland is Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

          PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a Consultant to Cyprus Amax Minerals Company, Englewood, Colorado. Mr. Walsh's address is: 200 East 66th Street, Apt. A-1005, New York, New York 10021.













          ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; and the James River Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

          With the exception of Messrs. Halbkat, Menschel, Rosenblum, Strickland, Walsh, and Mrs. Whittemore, all of the directors of the Manager are employees of the Manager.


          George J. Collins, who is Chief Executive Officer, President, and
          a   Managing  Director   of  the   Manager,  is  a   Director  of
          Price-Fleming.

          George A. Roche, who is Chief Financial Officer and a Managing Director of the Manager, is a Vice President and a Director of Price-Fleming.

          Carter O. Hoffman, who is a Managing Director of the Manager, is also a Director of TRP Finance, Inc.

          PAGE 103
          M. David Testa, who is a Managing Director of the Manager, is Chairman of the Board of Price-Fleming.


          Henry H. Hopkins, Charles P. Smith, and Peter Van Dyke, who are Managing Directors of the Manager, are Vice Presidents of Price-Fleming.

          Robert P. Campbell, Roger L. Fiery, III, Robert C. Howe, Veena A. Kutler, Heather R. Landon, Nancy M. Morris, George A. Murnaghan, Robert W. Smith, William F. Wendler, II, and Edward A. Wiese, who are Vice Presidents of the Manager, are Vice Presidents of Price-Fleming.

          Michael J. Conelius, who is an Assistant Vice President of the Manager, is a Vice President of Price-Fleming.

          R. Aran Gordon,  an employee of the Manager, is  a Vice President of Price-Fleming.

          Kimberly A. Haker, an employee of the Manager, is Assistant Vice President and Controller of Price-Fleming.

          Todd J. Henry, an employee of the Manager, is an Assistant Vice President of Price-Fleming.

          Kathleen G. Polk, an employee of the Manager, is an Assistant Vice President of Price-Fleming.














          Alvin  M.  Younger, Jr.,  who  is  a  Managing Director  and  the
          Secretary  and   Treasurer  of  the  Manager,  is  Secretary  and
          Treasurer of Price-Fleming.

          Nolan L. North, who is a Vice President and Assistant Treasurer of the Manager, is Assistant Treasurer of Price-Fleming.

          Leah P. Holmes, who is an Assistant Vice President of the Manager, is a Vice President of Price-Fleming.


          Barbara A. Van Horn, who is Assistant Secretary of the Manager, is Assistant Secretary of Price-Fleming.

          Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

          See also "Management of Fund," in Registrant's Statement of Additional Information.

          Item 29.  Principal Underwriters.

          PAGE 104
               (a)  The principal  underwriter for T.  Rowe Price  Spectrum
                    Funds,  Inc.  is   Investment  Services.     Investment

                    Services acts as the principal underwriter for the other seventy Price Funds. Investment Services is a wholly-owned subsidiary of the Manager is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commission or other compensation for acting as principal underwriter.



               (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                                             Positions  and
          Name and Principal        Positions and Offices    Offices With
          Business Address          With Underwriter         Registrant
          __________________        ______________________   ______________

          James Sellers Riepe       President and Director   Vice President
                                                             and Director













          Henry Holt Hopkins        Vice President and       Vice President
                                    Director
          Charles E. Vieth          Vice President and       None
                                    Director
          Mark E. Rayford           Director                 None
          Patricia M. Archer        Vice President           None
          Edward C. Bernard         Vice President           None
          Joseph C. Bonasorte       Vice President           None
          Meredith C. Callanan      Vice President           None
          Laura H. Chasney          Vice President           None

          Victoria C. Collins       Vice President           None
          Christopher W. Dyer       Vice President           None
          Forrest R. Foss           Vice President           None

          James W. Graves           Vice President           None
          Andrea G. Griffin         Vice President           None
          David J. Healy            Vice President           None
          Joseph P. Healy           Vice President           None
          Walter J. Helmlinger      Vice President           None
          Eric G. Knauss            Vice President           None
          Douglas G. Kremer         Vice President           None
          Sharon Renae Krieger      Vice President           None

          PAGE 105
          Keith Wayne Lewis         Vice President           None

          David L. Lyons            Vice President           None
          Sarah McCafferty          Vice President           None
          Maurice Albert Minerbi    Vice President           None
          Nancy M. Morris           Vice President           None
          George A. Murnaghan       Vice President           None
          Steven Ellis Norwitz      Vice President           None
          Kathleen M. O'Brien       Vice President           None
          Pamela D. Preston         Vice President           None
          Lucy Beth Robins          Vice President           None
          John Richard Rockwell     Vice President           None
          Monica R. Tucker          Vice President           None
          William F. Wendler, II    Vice President           None
          Jane F. White             Vice President           None
          Thomas R. Woolley         Vice President           None

          Alvin M. Younger, Jr.     Secretary and Treasurer  None
          Mark S. Finn              Controller               None
          Richard J. Barna          Assistant Vice President None
          Catherine L. Berkenkemper Assistant Vice President None
          Ronae M. Brock            Assistant Vice President None
          Brenda E. Buhler          Assistant Vice President None
          Patricia S. Butcher       Assistant Vice President Assistant
                                                             Secretary
          John A. Galateria         Assistant Vice President None
          Janelyn A. Healey         Assistant Vice President None
          Keith J. Langrehr         Assistant Vice President None













          C. Lillian Matthews       Assistant Vice President None
          Janice D. McCrory         Assistant Vice President None
          Sandra J. McHenry         Assistant Vice President None
          JeanneMarie B. Patella Assistant Vice President None Kristin E. Seeberger Assistant Vice President None
          Arthur J. Silber          Assistant Vice President None


          Nolan L. North            Assistant Treasurer      None
          Barbara A. Van Horn       Assistant Secretary      None


               (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

          Item 30.  Location of Accounts and Records.

               All accounts, books, and other documents required to be maintained by T. Rowe Price Spectrum Fund, Inc. under
               Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price Spectrum Fund, Inc. at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and


          PAGE 106
               shareholder service activities are performed by T. Rowe Price Services, Inc. at 100 Each Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price Spectrum Fund, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

          Item 31.  Management Services.

               Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.


          Item 32.  Undertakings.

               (a) The Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom a prospectus is delivered.



















          PAGE 107
               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 1st day of March, 1996.

                                        T. ROWE PRICE SPECTRUM FUND, INC.



                                        /s/James S. Riepe
                                        James S. Riepe
                                        Chairman of the Board

               Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                DATE
          _________                      ______                _____


          /s/James S. Riepe

          James S. Riepe         Chairman of the Board,    March 1, 1996
                                (Chief Executive Officer)

          /s/Carmen F. Deyesu
          Carmen F. Deyesu     Treasurer (Chief Financial  March 1, 1996
                                        Officer)

          *
          Jeffrey H. Donahue            Director           March 1, 1996


          *
          A. MacDonough Plant           Director           March 1, 1996


          */s/Henry H. Hopkins, Attorney-In-Fact
          Henry H. Hopkins, Attorney-In-Fact